     As filed with the Securities and Exchange Commission on April 18, 2002

                      Registration No. 333-63218/811-10417


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ( )
                       POST-EFFECTIVE AMENDMENT NO. 1 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                               AMENDMENT NO. 2 (X)

                        (Check appropriate box or boxes)

                           AUSA SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                        AUSA LIFE INSURANCE COMPANY, INC.
                               (Name of Depositor)

                              4 Manhattanville Road
                            Purchase, New York 10577
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1531

                                 John K. Carter
                           Vice President and Counsel
                        AUSA Life Insurance Company, Inc.
                                 P. O. Box 9054
                         Clearwater, Florida 33758-9054
                     (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

     immediately upon filing pursuant to paragraph (b) of Rule 485

X   on May 1, 2002, pursuant to paragraph (b) of Rule 485

   60 days after filing pursuant to paragraph (a) of Rule 485

   on                   , pursuant to paragraph (a) of Rule 485

                                     PART A

                            INFORMATION REQUIRED IN A
                                   PROSPECTUS

                            AUSA FREEDOM PREMIER(SM)
                                VARIABLE ANNUITY

                                 Issued Through
                          AUSA SERIES ANNUITY ACCOUNT
                                       By
                       AUSA LIFE INSURANCE COMPANY, INC.

PROSPECTUS

MAY 1, 2002


     This prospectus gives you important information about the AUSA Freedom Premier,(SM) a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans. THIS CONTRACT IS AVAILABLE ONLY IN THE STATE OF NEW YORK.


     You can put your money into 43 investment choices: a fixed account and 42 subaccounts of the AUSA Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by AUSA.



     The 42 portfolios we currently offer through the subaccounts under this Contract are:

----------------------------------------------------------------------------------------------------------------------------
                                            AEGON/TRANSAMERICA SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
 AEGON Bond                                                     LKCM Strategic Total Return
----------------------------------------------------------------------------------------------------------------------------
 Aggressive Asset Allocation                                    Moderate Asset Allocation
----------------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth                                        Moderately Aggressive Asset Allocation
----------------------------------------------------------------------------------------------------------------------------
 American Century International (formerly, GE International     Munder Net50
 Equity)
----------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity                                   PBHG Mid Cap Growth (formerly, Pilgrim Baxter Mid Cap
                                                                Growth)
----------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Value                                         PBHG/NWQ Value Select (formerly, NWQ Value Equity)
----------------------------------------------------------------------------------------------------------------------------
 Clarion Real Estate Securities (formerly, J.P. Morgan Real     PIMCO Total Return
 Estate Securities)
----------------------------------------------------------------------------------------------------------------------------
 Conservative Asset Allocation                                  Salomon All Cap
----------------------------------------------------------------------------------------------------------------------------
 Dreyfus Mid Cap                                                T. Rowe Price Dividend Growth
----------------------------------------------------------------------------------------------------------------------------
 Federated Growth & Income                                      T. Rowe Price Small Cap
----------------------------------------------------------------------------------------------------------------------------
 Gabelli Global Growth                                          Third Avenue Value
----------------------------------------------------------------------------------------------------------------------------
 GE U.S. Equity                                                 Transamerica Convertible Securities
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Growth                                           Transamerica Equity
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- America(SM)                                 Transamerica Money Market (formerly, J.P. Morgan Money
                                                                Market)
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- Global(2)                                   Transamerica Growth Opportunities
----------------------------------------------------------------------------------------------------------------------------
 Great Companies -- Technology(SM)                              Transamerica U.S. Government Securities
----------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Enhanced Index                                     Transamerica Value Balanced (formerly, Dean Asset
                                                                Allocation)
----------------------------------------------------------------------------------------------------------------------------
 Janus Balanced                                                 Value Line Aggressive Growth
----------------------------------------------------------------------------------------------------------------------------
 Janus Growth                                                   VanKampen Emerging Growth
----------------------------------------------------------------------------------------------------------------------------
 LKCM Capital Growth
----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) -- SERVICE CLASS 2
----------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio
----------------------------------------------------------------------------------------------------------------------------



     If you would like more information about the AUSA Freedom Premier,(SM) you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2002. Please call us at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m.
Eastern Time), or write us at: AUSA, Administrative Office -- Annuity Department, P.O. Box 9054, Clearwater, Florida 33758-9054. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.


PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:

-   ARE NOT BANK DEPOSITS

-   ARE NOT FEDERALLY INSURED

-   ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

-   ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL

-   INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS OF SPECIAL TERMS................................      1
SUMMARY.....................................................      4
ANNUITY CONTRACT FEE TABLE..................................     10
EXAMPLES....................................................     12
 1. THE ANNUITY CONTRACT....................................     13
 2. ANNUITY PAYMENTS (THE INCOME PHASE).....................     14
          Annuity Payment Options Under the Contract........     14
          Fixed Annuity Payment Options.....................     15
          Variable Annuity Payment Options..................     16
 3. PURCHASE................................................     17
          Contract Issue Requirements.......................     17
          Premium Payments..................................     17
          Initial Premium Requirements......................     17
          Additional Premium Payments.......................     18
          Maximum Premium Payments..........................     18
          Allocation of Premium Payments....................     18
          Right to Cancel Period............................     18
          Annuity Value.....................................     19
          Accumulation Units................................     19
 4. INVESTMENT CHOICES......................................     19
          The Separate Account..............................     19
          The Fixed Account.................................     23
          Transfers.........................................     24
          Dollar Cost Averaging Program.....................     25
          Asset Rebalancing Program.........................     25
          Telephone or Fax Transactions.....................     26
          Third Party Investment Services...................     27
 5. EXPENSES................................................     27
          Mortality and Expense Risk Charge.................     27
          Administrative Charge.............................     28
          Annual Contract Charge............................     28
          Transfer Charge...................................     28
          Premium Taxes.....................................     28
          Federal, State and Local Taxes....................     28
          Surrender Charge..................................     28
          Portfolio Management Fees.........................     31
 6. TAXES...................................................     31
          Annuity Contracts in General......................     31
          Qualified and Nonqualified Contracts..............     32
          Partial and Complete Surrenders -- Nonqualified
         Contracts..........................................     32
          Multiple Contracts................................     33
          Diversification and Distribution Requirements.....     33
          Partial and Complete Surrenders -- Qualified
         Contracts..........................................     33
          Taxation of Death Benefit Proceeds................     34

          Annuity Payments..................................     34
          Transfers, Assignments or Exchanges of
         Contracts..........................................     35
          Separate Account Charges..........................     35
          Possible Tax Law Changes..........................     35
  7. ACCESS TO YOUR MONEY...................................     36
          Partial and Complete Surrenders...................     36
          Delay of Payment and Transfers....................     37
          Systematic Partial Surrenders.....................     37
          Contract Loans for Certain Qualified Contracts....     38
  8. PERFORMANCE............................................     40
  9. DEATH BENEFIT..........................................     40
          Payments on Death.................................     40
          Amount of Death Benefit Before the Maturity
         Date...............................................     42
          Effect of Adjusted Partial Surrender on Annual
         Step-Up Death Benefit..............................     42
          Alternate Payment Elections Before the Maturity
         Date...............................................     43
 10. OTHER INFORMATION......................................     43
          Ownership.........................................     43
          Annuitant.........................................     43
          Beneficiary.......................................     44
          Assignment........................................     44
          AUSA Life Insurance Company, Inc. ................     44
          The Separate Account..............................     44
          Exchanges.........................................     45
          Voting Rights.....................................     45
          Distribution of the Contracts.....................     46
          Non-Participating Contract........................     46
          IMSA..............................................     47
          Legal Proceedings.................................     47
          Financial Statements..............................     47
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................     48
APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............     49
APPENDIX B -- HISTORICAL PERFORMANCE DATA...................     50

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


 accumulation period     The period between the Contract date and the maturity date while the Contract is in force.
                         ------------------------------------------------------------
 accumulation unit       An accounting unit of measure we use to calculate subaccount
 value                   values during the accumulation period.
                         ------------------------------------------------------------
 administrative office   Our administrative office and mailing address is P.O. Box
                         9054, Clearwater, Florida 33758-9054 (8550 Ulmerton Road,
                         Suite 101, Largo, Florida 33771 for overnight deliveries).
                         Our street address is 570 Carillon Parkway, St. Petersburg,
                         Florida 33716. Our phone number is 1-800-322-7353. PLEASE
                         SEND ALL PREMIUM PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE
                         AND NOTICES TO OUR ADMINISTRATIVE OFFICE AND MAILING
                         ADDRESS.
                         ------------------------------------------------------------
 age                     The issue age is the annuitant's age on his/her birthday
                         immediately preceding the Contract date. Attained age is the issue age plus the number of completed Contract years. When we use the term "age" in this prospectus, it has the same
                         meaning as "attained age" in the Contract.
                         ------------------------------------------------------------
 annuitant               The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and
                         annuity provision.
                         ------------------------------------------------------------
 annuity unit value      An accounting unit of measure we use to calculate annuity
                         payments from the subaccounts after the maturity date.
                         ------------------------------------------------------------
 annuity value           The sum of the separate account value and the fixed account value at the end of any valuation period.
                         ------------------------------------------------------------
 AUSA                    AUSA Life Insurance Company, Inc.
 (we, us, our)
                         ------------------------------------------------------------
 beneficiary(ies)        The person(s) you elect to receive the death benefit
                         proceeds under the Contract.
                         ------------------------------------------------------------
 cash value              The annuity value less any applicable premium taxes and any surrender charge.
                         ------------------------------------------------------------
 code                    The Internal Revenue Code of 1986, as amended.
                         ------------------------------------------------------------
 Contract anniversary    The same day in each succeeding year as the Contract date.
                         If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the
                         first day of the next month.
                         ------------------------------------------------------------
 Contract date           Generally, the later of the date on which the initial
                         premium payment is received, or the date that the properly completed application is received, at AUSA's administrative office. We measure Contract years, Contract months and
                         Contract anniversaries from the Contract date.
                         ------------------------------------------------------------
 death benefit proceeds  If an owner who is the annuitant dies during the accumulation period, the death benefit proceeds is the
                         amount, if any, payable under the death benefit option shown in your Contract.
                         ------------------------------------------------------------
 death report day        The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary's election regarding payment.
                         ------------------------------------------------------------


 fixed account           An option to which you can direct your money under the
                         Contract, other than the separate account. It provides a
                         guarantee of principal and interest. The assets supporting the fixed account are held in the general account.
                         ------------------------------------------------------------
 fixed account value     During the accumulation period, your Contract's value in the fixed account.
                         ------------------------------------------------------------
 funds                   Investment companies which are registered with the U.S.
                         Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our
                         subaccounts. We reserve the right to add other registered
                         investment companies to the Contract in the future.
                         ------------------------------------------------------------
 home office             Our home office address is 4 Manhattanville Road, Purchase,
                         New York 10577. PLEASE DO NOT SEND ANY MONEY, CORRESPONDENCE
                         OR NOTICES TO THIS ADDRESS; PLEASE SEND THEM TO THE
                         ADMINISTRATIVE OFFICE.
                         ------------------------------------------------------------
 in force                Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                         ------------------------------------------------------------
 maturity date           The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's
                         90th birthday.
                         ------------------------------------------------------------
 NYSE                    New York Stock Exchange.
                         ------------------------------------------------------------
 nonqualified Contracts  Contracts issued other than in connection with retirement plans.
                         ------------------------------------------------------------
 owner                   The person(s) entitled to exercise all rights under the
 (you, your)             Contract. The annuitant is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.
                         ------------------------------------------------------------
 portfolio               A separate investment portfolio of a fund.
                         ------------------------------------------------------------
 premium payments        Amounts paid by an owner or on the owner's behalf to AUSA as consideration for the benefits provided by the Contract.
                         When we use the term "premium payment" in this prospectus, it has the same meaning as "net premium" in the Contract,
                         which means the premium payment less any applicable premium taxes.
                         ------------------------------------------------------------
 qualified Contracts     Contracts issued in connection with retirement plans that
                         qualify for special federal income tax treatment under the
                         Code.
                         ------------------------------------------------------------
 separate account        AUSA Series Annuity Account, a unit investment trust
                         consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding
                         portfolio of a fund.
                         ------------------------------------------------------------
 separate account value  During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.
                         ------------------------------------------------------------
 subaccount              A subdivision of the separate account that invests
                         exclusively in the shares of a specified portfolio and
                         supports the Contracts. Subaccounts corresponding to each
                         portfolio hold assets under the Contract during the
                         accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you
                         select a variable annuity payment option.
                         ------------------------------------------------------------
 surrender               The termination of a Contract at the option of the owner.
                         ------------------------------------------------------------


 valuation date/         Each day on which the NYSE is open for trading, except when
 business day            a subaccount's corresponding portfolio does not value its
                         shares. AUSA is open for business on each day that the NYSE is open. When we use the term "business day," it has the
                         same meaning as valuation date.
                         ------------------------------------------------------------
 valuation period        The period of time over which we determine the change in the value of the subaccounts in order to price accumulation
                         units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m.
                         Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
                         ------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT

       The AUSA Freedom Premier(SM) is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by AUSA. It is a contract between you, as the owner, and AUSA, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.


       The Contract allows you to direct your money into any of the 42 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


       You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 3%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.


       You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account.


       The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE)


       The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time, reduced by the separate account annuitization charge. Generally, you cannot annuitize until 13 months after your Contract date.

3. PURCHASE

       You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $50 for other qualified Contracts) or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow premium payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

4. INVESTMENT CHOICES


       You can invest your money in any of the 42 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses that you received with this prospectus. The portfolios now available to you under the Contract are:



                      AEGON/TRANSAMERICA SERIES FUND, INC.



[ ]   AEGON Bond
[ ]   Aggressive Asset Allocation
[ ]   Alger Aggressive Growth
[ ]   American Century International
[ ]   Capital Guardian U.S. Equity
[ ]   Capital Guardian Value
[ ]   Clarion Real Estate Securities
[ ]   Conservative Asset Allocation
[ ]   Dreyfus Mid Cap
[ ]   Federated Growth & Income
[ ]   Gabelli Global Growth
[ ]   GE U.S. Equity
[ ]   Goldman Sachs Growth
[ ]   Great Companies -- America(SM)
[ ]   Great Companies -- Global(2)
[ ]   Great Companies -- Technology(SM)
[ ]   J.P. Morgan Enhanced Index
[ ]   Janus Balanced
[ ]   Janus Growth
[ ]   LKCM Capital Growth
[ ]   LKCM Strategic Total Return
[ ]   Moderate Asset Allocation
[ ]   Moderately Aggressive Asset Allocation
[ ]   Munder Net50
[ ]   PBHG Mid Cap Growth
[ ]   PBHG/NWQ Value Select
[ ]   PIMCO Total Return
[ ]   Salomon All Cap
[ ]   T. Rowe Price Dividend Growth
[ ]   T. Rowe Price Small Cap
[ ]   Third Avenue Value
[ ]   Transamerica Convertible Securities
[ ]   Transamerica Equity
[ ]   Transamerica Money Market
[ ]   Transamerica Growth Opportunities
[ ]   Transamerica U.S. Government Securities
[ ]   Transamerica Value Balanced
[ ]   Value Line Aggressive Growth
[ ]   Van Kampen Emerging Growth



       FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) -- SERVICE CLASS 2



[ ] VIP Equity-Income Portfolio



[ ] VIP Contrafund(R) Portfolio



[ ] VIP Growth Opportunities Portfolio



       Please contact our administrative office at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time) or visit our website (www.ausalife.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

       Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

       You can also allocate your premium payments to the fixed account. We will limit your allocations or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.


       TRANSFERS. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.


5. EXPENSES


       We do not take any deductions for sales charges from premium payments at the time you buy the Contract. You generally invest the full amount of each premium payment in one or more of the investment choices.


       During the accumulation period, we deduct a daily mortality and expense risk charge of 1.00% and a daily administrative charge of 0.40% each year from the money you have invested in the subaccounts. During the income phase, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.


       During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender. We currently waive this charge if either your annuity value, or the total premiums you have paid us, minus all partial surrenders (including surrender charges), equals or exceeds $50,000 on the Contract anniversary when this charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.



       We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account.


       If you make a partial surrender or surrender your Contract completely, we will deduct a surrender charge for premium payments surrendered within seven years after we receive the premium payment. This charge is 7% of the amount that must be surrendered if the surrender occurs within 24 months or less of our receipt of the premium payment, and then declines gradually to 6% -- 25 through 36 months; 5% -- 37 through 48 months; 4% -- 49 through 60 months; 3% -- 61 through 72 months; 2% -- 73 through 84 months; and no surrender charge -- 85 months or more.


       When we calculate surrender charges, we treat partial surrenders as coming first from the oldest premium payment, then the next oldest and so forth. For partial surrenders or systematic partial surrenders you make in any Contract year, we will waive all or a portion of the surrender charge on partial surrenders up to the maximum free amount. Partial surrenders in excess of the maximum free amount will be subject to a surrender charge. We will deduct the full surrender charge if you surrender your Contract completely. The "free-amount" waiver does not apply to a complete surrender. We waive this charge under certain circumstances.

See Expenses -- Surrender Charge on page 28 for how we calculate surrender charges and waivers.



       The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.39% to 1.50% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 10 of this prospectus and the fund prospectuses.



       See Distribution of the Contracts on page 46 for information concerning compensation we pay our agents for the sale of the Contracts.


6. TAXES


       The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out of a nonqualified contract during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified Contract.


       Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial or complete surrender.

7. ACCESS TO YOUR MONEY


       You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial surrender if it reduces the cash value below $5,000. No partial surrenders may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and surrender charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.


       Partial surrenders may reduce the death benefit by more than the amount surrendered.

8. PERFORMANCE

       The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT


       If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your sole beneficiary is your surviving spouse (and you are the owner/annuitant), then your surviving spouse may elect to continue the Contract or to receive the death benefit proceeds. If you are named only as an owner, and you die before an annuitant and before the maturity date, and if your surviving spouse is the sole beneficiary, then the Contract continues.



       If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.



       If the annuitant who is the owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greatest of:


        --     the annuity value of your Contract on the death report day;
        --     the total premium payments you make to the Contract, reduced by partial surrenders; or
        --     the annual step-up.


       The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 15 and 16 for a description of the annuity payment options. Not all payment options provide for a death benefit.


10. OTHER INFORMATION

       RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. If you return your Contract within this period, we will refund your original premium payment(s). We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void.


       WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax-deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.


       ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:

        -- REDUCED MINIMUM INITIAL PREMIUM PAYMENT (FOR NONQUALIFIED CONTRACTS) -- You may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.
        -- SYSTEMATIC PARTIAL SURRENDERS -- You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial surrenders monthly, quarterly, semi-annually or annually without paying surrender charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

        -- DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the AUSA Transamerica Money Market subaccount or AUSA AEGON Bond subaccount to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

        -- ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.
        -- TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, partial surrenders and/or change the allocation of additional premium payments by telephone or fax.

        -- CONTRACT LOANS (FOR CERTAIN QUALIFIED CONTRACTS) -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Contract Loans for Certain Qualified Contracts on page 38 for details.


       These features may not be suitable for your particular situation.


       SCHEDULED FINANCIAL TRANSACTION PROCESSING. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial surrenders, dollar cost averaging and asset rebalancing.


       A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

11. INQUIRIES

       If you need more information, please contact us at:

             AUSA Life
             Administrative Office
             Attention: Annuity Department
             P.O. Box 9054
             Clearwater, FL 33758-9054
             1-800-322-7353
             (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time) www.ausalife.com

ANNUITY CONTRACT FEE TABLE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 OWNER TRANSACTION EXPENSES
-------------------------------------------------------------
Sales Load On Premium Payments......                     None
Maximum Surrender Charge(1)
  (as a % of premium payments)......                       7%

Transfer Charge(2)..................    $10 After 12 Per Year
-------------------------------------------------------------
-------------------------------------------------------------
ANNUAL CONTRACT CHARGE(3)...........    $30 Per Contract Year
SEPARATE ACCOUNT ANNUAL EXPENSES
  (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE
  DURING THE ACCUMULATION PERIOD)
-------------------------------------------------------------
Mortality and Expense Risk
  Charge(4).........................                    1.00%
Administrative Charge(4)............                    0.40%
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES......... .........                    1.40%


--------------------------------------------------------------------------------


       PORTFOLIO ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2001(5)

    (as a percentage of average net assets and after expense reimbursements)


                                                                                                     TOTAL PORTFOLIO
                                                                MANAGEMENT    OTHER     RULE 12B-1       ANNUAL
  PORTFOLIO                                                        FEES      EXPENSES      FEES         EXPENSES
  AEGON/TRANSAMERICA SERIES FUND, INC. (6)(7)
  AEGON Bond                                                      0.45%       0.10%          N/A         0.55%
  Aggressive Asset Allocation(8)(9)                               0.10%       1.22%          N/A         1.32%
  Alger Aggressive Growth                                         0.80%       0.17%          N/A         0.97%
  American Century International                                  1.00%       0.50%          N/A         1.50%
  Capital Guardian U.S. Equity                                    0.85%       0.23%          N/A         1.08%
  Capital Guardian Value                                          0.85%       0.09%          N/A         0.94%
  Clarion Real Estate Securities                                  0.80%       0.20%          N/A         1.00%
  Conservative Asset Allocation(8)(9)                             0.10%       1.26%          N/A         1.36%
  Dreyfus Mid Cap                                                 0.85%       0.15%          N/A         1.00%
  Federated Growth & Income                                       0.75%       0.11%          N/A         0.86%
  Gabelli Global Growth                                           1.00%       0.20%          N/A         1.20%
  GE U.S. Equity                                                  0.80%       0.14%          N/A         0.94%
  Goldman Sachs Growth                                            0.90%       0.10%          N/A         1.00%
  Great Companies -- America(SM)                                  0.80%       0.09%          N/A         0.89%
  Great Companies -- Global(2)                                    0.80%       0.20%          N/A         1.00%
  Great Companies -- Technology(SM)                               0.80%       0.19%          N/A         0.99%
  J.P. Morgan Enhanced Index                                      0.75%       0.12%          N/A         0.87%
  Janus Balanced(8)                                               0.90%       0.50%          N/A         1.40%
  Janus Growth                                                    0.80%       0.09%          N/A         0.89%
  LKCM Capital Growth                                             0.80%       0.20%          N/A         1.00%
  LKCM Strategic Total Return                                     0.80%       0.09%          N/A         0.89%
  Moderate Asset Allocation(8)(9)                                 0.10%       1.25%          N/A         1.35%
  Moderately Aggressive Asset Allocation(8)(9)                    0.10%       1.23%          N/A         1.33%
  Munder Net50                                                    0.90%       0.10%          N/A         1.00%
  PBHG Mid Cap Growth                                             0.87%       0.13%          N/A         1.00%
  PBHG/NWQ Value Select                                           0.80%       0.14%          N/A         0.94%
  PIMCO Total Return(8)                                           0.70%       0.50%          N/A         1.20%
  Salomon All Cap                                                 0.85%       0.15%          N/A         1.00%
  T. Rowe Price Dividend Growth                                   0.90%       0.10%          N/A         1.00%
  T. Rowe Price Small Cap                                         0.75%       0.25%          N/A         1.00%
  Third Avenue Value                                              0.80%       0.12%          N/A         0.92%
  Transamerica Convertible Securities(8)                          0.80%       0.50%          N/A         1.30%
  Transamerica Equity                                             0.75%       0.10%          N/A         0.85%
  Transamerica Growth Opportunities                               0.85%       0.35%          N/A         1.20%
  Transamerica Money Market                                       0.35%       0.04%          N/A         0.39%
  Transamerica U.S. Government Securities                         0.65%       0.10%          N/A         0.75%
  Transamerica Value Balanced                                     0.75%       0.11%          N/A         0.86%
  Value Line Aggressive Growth                                    0.80%       0.20%          N/A         1.00%
  Van Kampen Emerging Growth                                      0.80%       0.12%          N/A         0.92%
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) -- SERVICE
  CLASS 2(10)(11)
  VIP Equity-Income Portfolio                                     0.48%       0.11%        0.25%         0.84%
  VIP Contrafund(R) Portfolio                                     0.58%       0.11%        0.25%         0.94%
  VIP Growth Opportunities Portfolio                              0.58%       0.12%        0.25%         0.95%


  (1) The surrender charge decreases based on the number of years since each premium payment was made, from 7% in the first two years after the premium payment was made to 0% in the eighth year after the premium payment was made. To calculate surrender charges, the first premium payment made is considered to come out first. This charge is waived under certain circumstances.

  (2)Currently there is no charge for transfers from the fixed account.

  (3) We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.


  (4) These charges apply to each subaccount. They do not apply to the fixed account. These charges apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.


  (5) The fee table information relating to the portfolios was provided to AUSA by the funds. AUSA has not independently verified such information.


  (6) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund, Inc. (the "Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2003. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.


  (7) AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), the investment adviser of the Series Fund, has undertaken, until at least April 30, 2003, to pay expenses on behalf of the portfolios of the Series Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the Series Fund portfolio's average daily net assets. The expense limit for each portfolio, the amount reimbursed by AEGON/Transamerica Advisers during 2001 (if applicable), and the expense ratio without the reimbursement are listed below:






                                                EXPENSE    REIMBURSEMENT        EXPENSE RATIO
                                                 LIMIT        AMOUNT        WITHOUT REIMBURSEMENT
  AEGON Bond                                    0.70%             N/A                N/A
  Aggressive Asset Allocation                   0.25%             N/A                N/A
  Alger Aggressive Growth                       1.00%             N/A                N/A
  American Century International                1.50%         146,246               1.63%
  Clarion Real Estate Securities                1.00%          40,053               1.13%
  Conservative Asset Allocation                 0.25%             N/A                N/A
  Dreyfus Mid Cap                               1.00%          76,924               1.34%
  Federated Growth & Income                     1.00%             N/A                N/A
  Gabelli Global Growth                         1.20%          34,285               1.28%
  GE U.S. Equity                                1.00%             N/A                N/A
  Goldman Sachs Growth                          1.00%          63,967               1.21%
  Great Companies -- America(SM)                1.00%             N/A                N/A
  Great Companies -- Global(2)                  1.00%          57,096               1.59%
  Great Companies -- Technology(SM)             1.00%             N/A                N/A
  Janus Balanced                                1.40%             N/A                N/A
  Janus Growth                                  1.00%             N/A                N/A
  LKCM Capital Growth                           1.00%          45,304               3.18%
  LKCM Strategic Total Return                   1.00%             N/A                N/A
  Moderate Asset Allocation                     0.25%             N/A                N/A
  Moderately Aggressive Asset Allocation        0.25%             N/A                N/A
  Munder Net50                                  1.00%          80,299               1.72%
  PBHG Mid Cap Growth                           1.00%         118,391               1.08%
  PBHG/NWQ Value Select                         1.00%             N/A                N/A
  PIMCO Total Return                            1.20%             N/A                N/A
  Salomon All Cap                               1.00%             N/A                N/A
  T. Rowe Price Dividend Growth                 1.00%          59,182               1.18%
  T. Rowe Price Small Cap                       1.00%          18,121               1.05%
  Third Avenue Value                            1.00%             N/A                N/A
  Transamerica Convertible Securities           1.30%             N/A                N/A
  Transamerica Equity                           0.85%         139,503               0.91%
  Transamerica Growth Opportunities             1.20%          61,845               5.89%
  Transamerica Money Market                     0.70%             N/A                N/A
  Transamerica Value Balanced                   1.00%             N/A                N/A
  Value Line Aggressive Growth                  1.00%          35,477               1.56%
  Van Kampen Emerging Growth                    1.00%             N/A                N/A



 (8)Because this portfolio commenced operations on May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.


 (9)This portfolio is a "fund of funds" that invests in other Series Fund portfolios. The Series Fund prospectus provides specific information on the fees and expenses of this portfolio. This portfolio has its own set of operating expenses, as does each of the underlying Series Fund portfolios in which it invests. The range of the average weighted expense ratio for this portfolio, including such indirect expenses of the underlying Series Fund portfolios, is expected to be 0.64% to 1.75% for the Moderate Asset Allocation, Moderately Aggressive Asset Allocation and the Aggressive Asset Allocation portfolios. The range of the Conservative Asset Allocation portfolio is expected to be 0.64% to 1.65%. A range is provided since the allocation of assets to various underlying Series Fund portfolios will fluctuate. Over time, the cost of investment in an asset allocation "fund of funds" portfolio will increase the cost of your investment and may cost you more than investing in a Series Fund portfolio without asset allocation.


(10) The 12b-1 fee deducted for the Fidelity Variable Insurance Products Fund
     (VIP) (the "Fidelity VIP Fund") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Fund. The 12b-1 fees assessed against the Fidelity VIP Fund shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.


(11) Actual Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the fee table because a portion of the brokerage commissions that the Fidelity VIP Fund paid was used to reduce the Fidelity VIP Fund's expenses. In addition, through arrangements with the Fidelity VIP Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fidelity VIP Fund's custodian expenses. See the Fidelity VIP Fund prospectus for details.


       After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge equal to an annual rate of 1.40% of the daily net asset values in the subaccounts in place of the mortality and expense risk and administrative charges.


EXAMPLES





       You would pay the following expenses prior to the maturity date on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.


                                                                                                       IF YOU ANNUITIZE* OR
                                                                                                              REMAIN
                                                                                                     INVESTED IN THE CONTRACT
                                                                                                              AT THE
                                                                                                    END OF THE APPLICABLE TIME
                                                                                                              PERIOD
                                                                                                    OR IF YOU DO NOT SURRENDER
                                                                IF YOU SURRENDER THE CONTRACT                   OR
                                                                AT THE END OF THE APPLICABLE           ANNUITIZE UNDER THE
                                                                         TIME PERIOD                         CONTRACT
  SUBACCOUNTS                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS
                                                             ----     ----      ----       ----      ---      ----      ----
                                                             $ 93     $130      $160       $258      $23      $ 70      $120
  AUSA AEGON Bond
                                                              101      153       199        334       31        93       159
  AUSA Aggressive Asset Allocation
                                                               97      143       181        300       27        83       141
  AUSA Alger Aggressive Growth
                                                              102      159       207        350       32        99       167
  AUSA American Century International
                                                               98      146       187        311       28        86       147
  AUSA Capital Guardian U.S. Equity
                                                               97      142       180        297       27        82       140
  AUSA Capital Guardian Value
                                                               97      144       183        303       27        84       143
  AUSA Clarion Real Estate Securities
                                                              101      155       201        337       31        95       161
  AUSA Conservative Asset Allocation
                                                               97      144       183        303       27        84       143
  AUSA Dreyfus Mid Cap
                                                               96      140       176        290       26        80       136
  AUSA Federated Growth & Income
                                                               99      150       193        322       29        90       153
  AUSA Gabelli Global Growth
                                                               97      142       180        297       27        82       140
  AUSA GE U.S. Equity
                                                               97      144       183        303       27        84       143
  AUSA Goldman Sachs Growth
                                                               96      141       178        292       26        81       138
  AUSA Great Companies -- America(SM)
                                                               97      144       183        303       27        84       143
  AUSA Great Companies -- Global(2)
                                                               97      144       182        302       27        84       142
  AUSA Great Companies -- Technology(SM)
                                                               96      140       177        290       26        80       137
  AUSA J.P. Morgan Enhanced Index
                                                              101      156       203        341       31        96       163
  AUSA Janus Balanced
                                                               96      141       178        292       26        81       138
  AUSA Janus Growth
                                                               97      144       183        303       27        84       143
  AUSA LKCM Capital Growth
                                                               96      141       178        292       26        81       138
  AUSA LKCM Strategic Total Return
                                                              101      154       200        336       31        94       160
  AUSA Moderate Asset Allocation
                                                              101      154       199        335       31        94       159
  AUSA Moderately Aggressive Asset Allocation
                                                               97      144       183        303       27        84       143
  AUSA Munder Net50
                                                               97      144       183        303       27        84       143
  AUSA PBHG Mid Cap Growth
                                                               97      142       180        297       27        82       140
  AUSA PBHG/NWQ Value Select
                                                               99      150       193        322       29        90       153
  AUSA PIMCO Total Return
                                                               97      144       183        303       27        84       143
  AUSA Salomon All Cap
                                                               97      144       183        303       27        84       143
  AUSA T. Rowe Price Dividend Growth
                                                               97      144       183        303       27        84       143
  AUSA T. Rowe Price Small Cap
                                                               97      141       179        295       27        81       139
  AUSA Third Avenue Value
                                                              100      153       198        332       30        93       158
  AUSA Transamerica Convertible Securities
                                                               96      139       176        289       26        79       136
  AUSA Transamerica Equity
                                                               99      150       193        322       29        90       153
  AUSA Transamerica Growth Opportunities
                                                               91      125       152        242       21        65       112
  AUSA Transamerica Money Market
                                                               95      136       171        279       25        76       131
  AUSA Transamerica U.S. Government Securities
                                                               96      140       176        290       26        80       136
  AUSA Transamerica Value Balanced
                                                               97      144       183        303       27        84       143
  AUSA Value Line Aggressive Growth
                                                               97      141       179        295       27        81       139
  AUSA Van Kampen Emerging Growth
                                                               96      139       175        288       26        79       135
  VIP Equity-Income Portfolio
                                                               97      142       180        297       27        82       140
  VIP Contrafund(R) Portfolio
                                                               97      142       181        298       27        82       141
  VIP Growth Opportunities Portfolio

                                                             IF YOU
                                                            ANNUITIZE*
                                                            OR REMAIN
                                                            INVESTED
                                                             IN THE
                                                            CONTRACT
                                                             AT THE
  SUBACCOUNTS                                               10 YEARS
                                                              ----
                                                              $258
  AUSA AEGON Bond
                                                               334
  AUSA Aggressive Asset Allocation
                                                               300
  AUSA Alger Aggressive Growth
                                                               350
  AUSA American Century International
                                                               311
  AUSA Capital Guardian U.S. Equity
                                                               297
  AUSA Capital Guardian Value
                                                               303
  AUSA Clarion Real Estate Securities
                                                               337
  AUSA Conservative Asset Allocation
                                                               303
  AUSA Dreyfus Mid Cap
                                                               290
  AUSA Federated Growth & Income
                                                               322
  AUSA Gabelli Global Growth
                                                               297
  AUSA GE U.S. Equity
                                                               303
  AUSA Goldman Sachs Growth
                                                               292
  AUSA Great Companies -- America(SM)
                                                               303
  AUSA Great Companies -- Global(2)
                                                               302
  AUSA Great Companies -- Technology(SM)
                                                               290
  AUSA J.P. Morgan Enhanced Index
                                                               341
  AUSA Janus Balanced
                                                               292
  AUSA Janus Growth
                                                               303
  AUSA LKCM Capital Growth
                                                               292
  AUSA LKCM Strategic Total Return
                                                               336
  AUSA Moderate Asset Allocation
                                                               335
  AUSA Moderately Aggressive Asset Allocation
                                                               303
  AUSA Munder Net50
                                                               303
  AUSA PBHG Mid Cap Growth
                                                               297
  AUSA PBHG/NWQ Value Select
                                                               322
  AUSA PIMCO Total Return
                                                               303
  AUSA Salomon All Cap
                                                               303
  AUSA T. Rowe Price Dividend Growth
                                                               303
  AUSA T. Rowe Price Small Cap
                                                               295
  AUSA Third Avenue Value
                                                               332
  AUSA Transamerica Convertible Securities
                                                               289
  AUSA Transamerica Equity
                                                               322
  AUSA Transamerica Growth Opportunities
                                                               242
  AUSA Transamerica Money Market
                                                               279
  AUSA Transamerica U.S. Government Securities
                                                               290
  AUSA Transamerica Value Balanced
                                                               303
  AUSA Value Line Aggressive Growth
                                                               295
  AUSA Van Kampen Emerging Growth
                                                               288
  VIP Equity-Income Portfolio
                                                               297
  VIP Contrafund(R) Portfolio
                                                               298
  VIP Growth Opportunities Portfolio


 * You cannot annuitize your Contract until 13 months after your Contract date.

       The fee table and examples above will help you understand the direct and indirect costs of investing in the Contract, including the subaccounts. The fee table and examples reflect the 2001 expenses (except as noted in the footnotes) of the Contract, the portfolios and the subaccount fees and charges. The examples assume that the expense limitations in effect for 2001 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.30%, based on an anticipated average Contract size of $10,000.


       PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.


       FINANCIAL INFORMATION. There is no financial history of the subaccounts in this prospectus because the subaccounts did not commence operations until January 29, 2002.


1. THE ANNUITY CONTRACT

       This prospectus describes the AUSA Freedom Premier(SM) variable annuity contract offered by AUSA.


       An annuity is a contract between you, the owner, and an insurance company (in this case AUSA), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.


       The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

       It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.


       The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.


       The Contract also contains a fixed account. We will limit your allocation or transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000. The fixed account offers an interest rate that is guaranteed by AUSA to equal at least 3% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

2. ANNUITY PAYMENTS (THE INCOME PHASE)


       You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than 13 months after your Contract date. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.



       ELECTION OF ANNUITY PAYMENT OPTION. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see page 16) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.


       If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.


       Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. If the annuitant dies before the maturity date, you may change the annuitant due to death of the annuitant. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.


       When you annuitize, either under a fixed or variable annuity payment option, your annuity value will not be less than the "amount" you would have received if you had purchased a single premium immediate annuity contract offered by us at the time you annuitize. An "amount" will be the greater of the cash value or 95% of the annuity value of your Contract that was purchased using the single premium immediate annuity.

       SUPPLEMENTAL CONTRACT. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

       The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

       We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

       FIXED ANNUITY INCOME PAYMENTS. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

        --     The amount of the annuity proceeds on the maturity date;
        --     The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and
        --     The specific payment option you choose.


       VARIABLE ANNUITY INCOME PAYMENTS. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the daily separate account annuitization charge equal to an annual rate of 1.40% of subaccount assets) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.



       If you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40%.


       The annuity payment options are explained below. Options A, B, and C are fixed only. Options D and E are variable only.

FIXED ANNUITY PAYMENT OPTIONS

       PAYMENT OPTION A -- FIXED INSTALLMENTS. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to AUSA.

       PAYMENT OPTION B -- LIFE INCOME: FIXED PAYMENTS.


        -- NO PERIOD CERTAIN -- We will make level payments only during the annuitant's lifetime;

        -- 10 YEARS CERTAIN -- We will make level payments for the longer of the annuitant's lifetime or 10 years; or
        -- GUARANTEED RETURN OF ANNUITY PROCEEDS -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

       PAYMENT OPTION C -- JOINT AND SURVIVOR LIFE INCOME: FIXED PAYMENTS. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

       For more information on how the fixed annuity payments are determined, see the SAI.

VARIABLE ANNUITY PAYMENT OPTIONS

       PAYMENT OPTION D -- VARIABLE LIFE INCOME. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

        -- NO PERIOD CERTAIN -- We will make variable payments only during the annuitant's lifetime; or
        -- 10 YEARS CERTAIN -- We will make variable payments for the longer of the annuitant's lifetime or 10 years.

       PAYMENT OPTION E -- VARIABLE JOINT AND SURVIVOR LIFE INCOME. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

       Other annuity payment options may be arranged by agreement with us.

NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.

       If:

        -- you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and
        -- the annuitant(s) dies, for example, before the due date of the second annuity payment;

       Then:

        -- we may make only one annuity payment and there will be no death benefit payable.

       If:

        -- you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and
        -- the person receiving payments dies prior to the end of the guaranteed period;

       Then:

        -- the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

       We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping AUSA informed of the annuitant's current address of record.

3. PURCHASE

CONTRACT ISSUE REQUIREMENTS

       We will issue a Contract if:

        --     we receive information we need to issue the Contract;
        --     we receive a minimum initial premium payment (except for 403(b)
               Contracts); and
        --     the annuitant is age 80 or younger.

PREMIUM PAYMENTS

       You should make checks or drafts for premium payments payable only to "AUSA Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

INITIAL PREMIUM REQUIREMENTS

       The initial premium payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial premium payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs the minimum initial premium payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial premium payment is $50.


       We will credit your initial premium payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial premium payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us (or your agent) to keep it. We will credit your initial premium payment as soon as we receive all necessary application information.


       The date on which we credit your initial premium payment to your Contract is the Contract date. If we receive your complete Contract application and initial premium payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial premium payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.


       Generally, we will credit your initial premium payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial premium payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.



       Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and premium payments to our administrative office in a timely manner.

       If you wish to make premium payments by bank wire, please instruct your bank to wire federal funds as follows:

                              All First Bank of Baltimore
                              ABA #: 052000113
                              For credit to: AUSA Life
                              Account #: 89540281
                              Owner's Name:
                              Contract Number:
                              Attention: General Accounting

       We may reject any application or premium payments for any reason permitted by law.

ADDITIONAL PREMIUM PAYMENTS


       You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept premium payments by bank wire or by check. Additional premium payments must be at least $50 ($100 monthly in the case of nonqualified Contracts with a $1,000 initial premium payment and $1,000 if by wire). We will credit any additional premium payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your premium payments after the close of our business day, we will calculate and credit them as of the close of the next business day.


MAXIMUM PREMIUM PAYMENTS

       We allow premium payments up to a total of $1,000,000 in any Contract year without prior approval. There is no limit on the total premium payments you may make during the accumulation period.

ALLOCATION OF PREMIUM PAYMENTS

       On the Contract date, we will allocate your premium payment to the investment choices you selected on your application. Your allocation must be in whole percentages which must total 100%. We will allocate additional premium payments as you selected on your application, unless you request a different allocation.

       We will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.


       You may change allocations for future additional premium payments by writing or telephoning the administrative office, subject to the limitations described under Telephone or Fax Transactions on page 26. The allocation change will apply to premium payments received after the date we receive the change request.


       YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD

       You may return your Contract for a refund within 10 days after you receive it. If you return your Contract within this period, we will refund your original premium payment(s). We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void.

ANNUITY VALUE

       You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each valuation date and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

ACCUMULATION UNITS

       We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you partially surrender or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge or any surrender charge, we subtract accumulation units from the subaccounts using the same method.


       Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and fees and expenses of the underlying portfolio, and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.


4. INVESTMENT CHOICES

THE SEPARATE ACCOUNT


       The separate account currently consists of 42 subaccounts offered through this Contract.

       THE FUNDS. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.


PORTFOLIO                                       INVESTMENT OBJECTIVE             ADVISER OR SUB-ADVISER
AEGON Bond                                 Seeks the highest possible        Banc One Investment Advisors
                                           current income within the         Corp.
                                           confines of the primary goal
                                           of insuring the protection of
                                           capital.
Aggressive Asset Allocation*               Seeks capital appreciation and    AEGON/Transamerica Fund
                                           current income.                   Advisers, Inc.
Alger Aggressive Growth                    Seeks long-term capital           Fred Alger Management, Inc.
                                           appreciation.
American Century International             Seeks capital growth.             American Century Investment
                                                                             Management, Inc.
Capital Guardian U.S. Equity               Seeks to provide long-term        Capital Guardian Trust Company
                                           growth of capital.
Capital Guardian Value                     Seeks to provide long-term        Capital Guardian Trust Company
                                           growth of capital and income
                                           through investments in a
                                           portfolio comprised primarily
                                           of equity securities of U.S.
                                           issuers and securities whose
                                           principal markets are in the
                                           U.S. (including American
                                           Depositary Receipts) and other
                                           U.S. registered foreign
                                           securities.
Clarion Real Estate Securities             Seeks long-term total returns     Clarion CRA Securities, LP
                                           from investments primarily in
                                           equity securities of real
                                           estate companies.
Conservative Asset Allocation*             To seek current income and        AEGON/Transamerica Fund
                                           preservation of capital.          Advisers, Inc.
Dreyfus Mid Cap                            Seeks total investment returns    The Dreyfus Corporation
                                           (including capital
                                           appreciation and income),
                                           which consistently outperform
                                           the S&P 400 Mid Cap Index.
Federated Growth & Income                  Seeks total return by             Federated Investment
                                           investing in securities that      Counseling
                                           have defensive
                                           characteristics.
Gabelli Global Growth                      Seeks to provide investors        Gabelli Asset Management
                                           with appreciation of capital.     Company
GE U.S. Equity                             Seeks long-term growth of         GE Asset Management
                                           capital.                          Incorporated
Goldman Sachs Growth                       Seeks long-term growth of         Goldman Sachs Asset Management
                                           capital.
Great Companies -- America(SM)             Seeks long-term growth of         Great Companies, L.L.C.
                                           capital.

PORTFOLIO                                       INVESTMENT OBJECTIVE             ADVISER OR SUB-ADVISER
Great Companies -- Global(2)               Seeks long-term growth of         Great Companies, L.L.C.
                                           capital in a manner consistent
                                           with preservation of capital.
Great Companies -- Technology(SM)          Seeks long-term growth of         Great Companies, L.L.C.
                                           capital.
J.P. Morgan Enhanced Index                 Seeks to earn a total return      J.P. Morgan Investment
                                           modestly in excess of the         Management Inc.
                                           total return performance of
                                           the S&P 500 Index (including
                                           the reinvestment of dividends)
                                           while maintaining a volatility
                                           of return similar to the S&P
                                           500 Index.
Janus Balanced                             Seeks long-term capital           Janus Capital Management LLC
                                           growth, consistent with
                                           preservation of capital and
                                           balanced by current income.
Janus Growth                               Seeks growth of capital.          Janus Capital Management LLC
LKCM Capital Growth                        Seeks long-term growth of         Luther King Capital Management
                                           capital through a disciplined     Corporation
                                           investment approach focusing
                                           on companies with superior
                                           growth prospects.
LKCM Strategic Total Return                Seeks to provide current          Luther King Capital Management
                                           income, long-term growth of       Corporation
                                           income and capital
                                           appreciation.
Moderate Asset Allocation*                 Seeks capital appreciation.       AEGON/Transamerica Fund
                                                                             Advisers, Inc.
Moderately Aggressive Asset Allocation*    Seeks capital appreciation.       AEGON/Transamerica Fund
                                                                             Advisers, Inc.
Munder Net50                               Seeks long-term capital           Munder Capital Management
                                           appreciation.
PBHG Mid Cap Growth                        Seeks capital appreciation.       Pilgrim Baxter & Associates,
                                                                             Ltd.
PBHG/NWQ Value Select                      Seeks to achieve maximum,         Pilgrim Baxter & Associates,
                                           consistent total return with      Ltd.
                                           minimum risk to principal.        NWQ Investment Management
                                                                             Company, Inc.
PIMCO Total Return                         Seeks maximum total return        Pacific Investment Management
                                           consistent with preservation      Company LLC
                                           of capital and prudent
                                           investment management.
Salomon All Cap                            Seeks capital appreciation.       Salomon Brothers Asset
                                                                             Management, Inc
T. Rowe Price Dividend Growth              Seeks to provide an increasing    T. Rowe Price Associates, Inc.
                                           level of dividend income,
                                           long-term capital
                                           appreciation, and reasonable
                                           current income, through
                                           investments primarily in
                                           dividend paying stocks.

PORTFOLIO                                       INVESTMENT OBJECTIVE             ADVISER OR SUB-ADVISER
T. Rowe Price Small Cap                    Seeks long-term growth of         T. Rowe Price Associates, Inc.
                                           capital by investing primarily
                                           in common stocks of small
                                           growth companies.
Third Avenue Value                         Seeks long-term capital           EQSF Advisers, Inc.
                                           appreciation.
Transamerica Convertible Securities        Seeks maximum total return        Transamerica Investment
                                           through a combination of          Management, LLC
                                           current income and capital
                                           appreciation.
Transamerica Equity                        Seeks to maximize long-term       Transamerica Investment
                                           growth.                           Management, LLC
Transamerica Growth Opportunities          Seeks to maximize long-term       Transamerica Investment
                                           growth.                           Management, LLC
Transamerica Money Market                  Seeks to obtain maximum           Transamerica Investment
                                           current income consistent with    Management, LLC
                                           preservation of principal and
                                           maintenance of liquidity.
Transamerica U.S. Government Securities    Seeks to provide as high a        Transamerica Investment
                                           level of total return as is       Management, LLC
                                           consistent with prudent
                                           investment strategies by
                                           investing under normal
                                           conditions at least 80% of its
                                           assets in U.S. government debt
                                           obligations and
                                           mortgage-backed securities
                                           issued or guaranteed by the
                                           U.S. government, its agencies
                                           or government-sponsored
                                           entities.
Transamerica Value Balanced                Seeks preservation of capital     Transamerica Investment
                                           and competitive investment        Management, LLC
                                           returns.
Value Line Aggressive Growth               Seeks to realize capital          Value Line, Inc.
                                           growth.
Van Kampen Emerging Growth                 Seeks capital appreciation by     Van Kampen Asset Management
                                           investing primarily in common     Inc.
                                           stocks of small and
                                           medium-sized companies.
VIP Contrafund(R) Portfolio                Seeks long-term capital           Fidelity Management & Research
                                           appreciation.                     Company
VIP Equity-Income Portfolio                Seeks reasonable income.          Fidelity Management & Research
                                                                             Company
VIP Growth Opportunities Portfolio         Seeks to provide capital          Fidelity Management & Research
                                           growth.                           Company



 *Each asset allocation portfolio invests in a combination of underlying Series
  Fund portfolios.


       The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

       THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). FOR EXAMPLE, DURING EXTENDED PERIODS OF LOW INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT MAY BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. MORE DETAILED INFORMATION MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.


       Please contact our administrative office at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time) or visit our website (www.ausalife.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

       We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

THE FIXED ACCOUNT

       Premium payments you allocate to and amounts you transfer to the fixed account become part of the general account of AUSA. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. AUSA has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relates to the fixed account.

       We guarantee that the interest credited to the fixed account will not be less than 3% per year. We have no formula for determining fixed account current interest rates. We establish the interest rate, at our sole discretion, for each premium payment or transfer into the fixed account. Rates are guaranteed for at least one year.

       If you select the fixed account, your money will be placed with the other general assets of AUSA. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.


       When you request a transfer or partial surrender from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once each Contract year, subject to certain restrictions. You may not make partial surrenders from the fixed account unless we consent.


       We will limit allocations and transfers to the fixed account if the fixed account value following the allocation or transfer would exceed $500,000.

TRANSFERS

       During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.


       Transfers from the fixed account are allowed only once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of (1) 50% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year. Although we currently allow you to transfer 50% of the dollar amount in the fixed account, we reserve the right to reduce this percentage to 25%.



       During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. No transfers may be made to or from the fixed account after the maturity date. We may limit subaccount transfers to one per Contract year.



       Transfers may be made by telephone or fax, subject to limitations described under Telephone or Fax Transactions on page 26.


       If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

       Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.


       COSTS AND MARKET TIMING.   Some investors try to profit from various
strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.



       THE PORTFOLIOS DO NOT PERMIT MARKET TIMING. DO NOT INVEST WITH US IF YOU ARE A MARKET TIMER. WHEN WE IDENTIFY YOU AS A MARKET TIMER, WE WILL IMMEDIATELY NOTIFY YOUR AGENT WHO

WILL THEN NOTIFY YOU THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE LOSS OF ELECTRONIC AND TELEPHONE TRANSFER PRIVILEGES.



       The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.


       We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

DOLLAR COST AVERAGING PROGRAM


       Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the AUSA Transamerica Money Market subaccount, the AUSA AEGON Bond subaccount or any combination of these accounts, to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer at least $1,000 monthly. To qualify, a minimum of $5,000 must be in each subaccount from which we make transfers.


       There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.


       If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.


       By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

       We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

ASSET REBALANCING PROGRAM

       During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to the administrative office. To end participation in asset rebalancing, please call or write to the administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging or systematic partial surrender program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.



       To qualify for asset rebalancing, a minimum annuity value of $5,000 for an existing Contract, or a minimum initial premium payment of $5,000, for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.


       There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

       We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.


TELEPHONE OR FAX TRANSACTIONS



       You may make transfers, change the allocation of additional premium payments and request partial surrenders by telephone. Telephonic partial surrenders are not allowed in the following situations:


        --     for qualified Contracts (except IRAs);
        --     if the amount you want to withdraw is greater than $50,000; or
        --     if the address of record has been changed within the past 10 days.


       Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial surrenders for you. If you do not want the ability to make transfers or partial surrenders by telephone, you should notify us in writing.



       You may make telephonic transfers, allocation changes or request partial surrenders by calling our toll-free number: 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.



       You may also fax your transfer or partial surrender request to us at 1-800-322-7361. We will not be responsible for same day processing of transfers if you fax your transfer request to a number other than this fax number. We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.



       We cannot guarantee that telephone or fax transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or slowdowns may prevent or delay our receipt of your request.

       In addition, you should protect your personal identification number ("PIN") because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.


       Telephone or fax orders must be received before 4:00 p.m. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

THIRD PARTY INVESTMENT SERVICES

       AUSA or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed AUSA agents for the sale of Contracts.

       AUSA DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH AUSA FOR THE SALE OF CONTRACTS. AUSA, THEREFORE, TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

       AUSA does not currently charge you any additional fees for providing these support services. AUSA reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

       There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

MORTALITY AND EXPENSE RISK CHARGE


       We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.00% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. During the income phase, if you elect a variable annuity payment option, we deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% in place of the mortality and expense risk and administrative charges.



       If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if these charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

ADMINISTRATIVE CHARGE

       We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.40% per year of the average daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period.

ANNUAL CONTRACT CHARGE

       We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct this charge to cover our costs of administering the Contracts. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders (including any surrender charges), equals or exceeds $50,000 on the Contract anniversary for which the charge is payable.

TRANSFER CHARGE


       You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging and asset rebalancing transfers are considered transfers. All transfer requests made on the same day are treated as a single request. Currently, there is no charge for transfers from the fixed account. We deduct the charge to compensate us for the cost of processing the transfer.


PREMIUM TAXES

       A premium tax is a regulatory tax that some states assess on the premium payments made into a contract. New York does not currently assess premium taxes on the premium payments you make.

FEDERAL, STATE AND LOCAL TAXES

       We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

SURRENDER CHARGE


       During the accumulation period, except under certain qualified Contracts, you may surrender part or all of the Contract's annuity value. We impose a surrender charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial or complete surrender.


       Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

       If you take a partial surrender or if you surrender your Contract completely, we will deduct a surrender charge of up to 7% of premium payments surrendered within seven years after we receive a premium payment. We calculate the surrender charge on the full amount we must withdraw from your annuity value in order to pay the surrender amount, including the surrender charge. To calculate surrender charges, we treat surrenders as coming first from the oldest premium payment, then the next oldest and so forth.

       The following schedule shows the surrender charges that apply during the seven years following each premium payment:

    NUMBER OF MONTHS SINCE                    SURRENDER
     PREMIUM PAYMENT DATE                       CHARGE
          12 or less                              7%
        13 through 24                             7%
        25 through 36                             6%
        37 through 48                             5%
        49 through 60                             4%
        61 through 72                             3%
        73 through 84                             2%
          85 or more                              0%

       For example, assume your premium is $100,000, you have taken no partial surrenders, your annuity value is $106,000 in the 15th contract month and you request a full surrender. You would pay a surrender charge of $7,000 on the $100,000 premium, (7% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a surrender charge of $7,000 (7% of $100,000).

       No free amount is available with a complete surrender. See Partial Surrender Up to the Free Amount below for details.

       Keep in mind that partial and complete surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, partial and complete surrenders are considered to come from earnings first.

       There are two ways that you may make a partial surrender and we will not deduct the full surrender charge:

       1. PARTIAL SURRENDERS UP TO THE FREE AMOUNT. During any Contract year, you may request a partial surrender and we will not impose a surrender charge on any amount up to the maximum free amount. However, if you later completely surrender your Contract while surrender charges still apply, we will deduct from your annuity value the charge we would have deducted if there had been no free amount. For partial surrenders under the Contract, the maximum free amount you can partially surrender without a surrender charge is equal to (A) plus (B) where:

(A) is equal to:

       (i)  the annuity value on the date of the partial surrender; plus
       (ii) any amounts previously surrendered from the Contract under (B) below; plus
       (iii) any amounts previously surrendered from the Contract that were subject to surrender charges; minus
       (iv)  the total of all premiums paid for the Contract.

and

(B) is equal to:
       (i)  10% of the remaining annuity value following the determination of
            (A) above on the date of the partial surrender; minus
       (ii) any amounts partially surrendered under (B)(i) above during the Contract year in which the partial surrender is requested.

       For example, assume that you make a $100,000 premium payment to your Contract at issue and make no more premium payments. Also assume at the end of the 13th Contract month there is an annuity value of $108,000 before a partial surrender of $11,000 is taken out surrender charge free ($8,000 is surrender charge free under (A) ($108,000 - $100,000 = $8,000), and $3,000 is surrender charge free under (B) ($100,000 (LOGO) 10% = $10,000 maximum amount under (B)). If, at the end of the 19th Contract month, there is an annuity value of $106,000 before a partial surrender of $20,000 is taken out, the surrender charge on this partial surrender will be calculated as follows:

       (A)(i)  -- $106,000 is the annuity value on the date of the partial surrender; and is added to
       (A)(ii)  -- $3,000 is the amount of the surrender that occurred in the
                   13th month surrendered under (B) of the formula (see paragraph above); plus
       (A)(iii) -- $0 are amounts previously surrendered that were subject to surrender charges; minus
       (A)(iv) -- $100,000 is the total of all premiums paid.

The total for (A) is:   $106,000 + $3,000 + $0 - $100,000 = $9,000

AND

       (B)(i)  -- $9,700 is 10% of the remaining annuity value following the determination of (A) above on the date of partial surrender [$106,000 - $9,000 = $97,000 (remaining annuity value) (LOGO)
                  10% = $9,700] ; minus
       (B)(ii) -- $3,000 is the amount partially surrendered under (B)(i). above during the Contract year in which the current partial surrender is requested.

The total for (B) is:   $9,700 - $3,000 = $6,700.

       The maximum amount of this partial surrender available without a surrender charge is $9,000 (A) + $6,700 (B) = $15,700.

       The portion of this partial surrender which is subject to a surrender charge is $20,000 - $15,700 = $4,300.

       The surrender charge is calculated to be $323.66 (7% of $4,624).

       The total amount we will deduct from your annuity value for the surrender will be $20,323.66 which includes the surrender charge. You will receive $20,000.

       2. SYSTEMATIC PARTIAL SURRENDERS. During any Contract year, you may make a systematic partial surrender on a monthly, quarterly, semi-annual or annual basis without paying surrender charges. Systematic partial surrenders must be at least $50. The amount of the systematic partial surrender may not exceed 10% of the annuity value at the time the surrender is made, divided by the number of surrenders made per calendar year. We reserve the right to discontinue systematic partial surrenders if any surrender would reduce your annuity value below $5,000.


       You may elect to begin or discontinue systematic partial surrenders at any time. However, we must receive written notice at least 30 days prior to the date systematic partial surrenders are to be discontinued. (Additional limitations apply. See Systematic Partial Surrenders on page 37.)


PORTFOLIO MANAGEMENT FEES


       The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 10 of this prospectus and in the fund prospectuses.


       Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

6. TAXES

       NOTE: AUSA has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

       Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.


       Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial or complete surrender, or as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).



       You will generally not be taxed on increases in the value of your Contract until a distribution occurs -- either as a partial or complete surrender, as a death benefit, or as annuity payments.

       When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NONQUALIFIED CONTRACTS

       If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

       If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

       Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

       A qualified Contract may be used in connection with the following plans:

        -- INDIVIDUAL RETIREMENT ANNUITY (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.
        -- TAX-SHELTERED ANNUITY PLAN (403(B) PLAN): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
        -- CORPORATE PENSION, PROFIT-SHARING AND H.R. 10 PLANS: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.
        -- DEFERRED COMPENSATION PLAN (457 PLAN): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

       There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

PARTIAL AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS


       In general, if you make a partial surrender or systematic partial surrender from your Contract, the Code treats that surrender as first coming from earnings and then from your premium payments. When you make a partial surrender, you are taxed on the amount of the surrender that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your premium payments, reduced by amounts partially surrendered which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial and complete surrenders. Different rules apply for annuity payments.

       In the event of a partial surrender or systematic partial surrender from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

       The Code also provides that surrendered earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. They include any amounts:

        --     paid on or after the taxpayer reaches age 59 1/2;
        --     paid after an owner dies;
        --     paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
        --     paid in a series of substantially equal payments made annually
               (or more frequently) under a lifetime annuity;
        --     paid under an immediate annuity; or
        --     which come from premium payments made prior to August 14, 1982.

MULTIPLE CONTRACTS

       All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

       The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

PARTIAL AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS

       The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

       In the case of a partial surrender, systematic partial surrender, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

       The Code limits distributions of premium payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

        --     reaches age 59 1/2;
        --     leaves his/her job;
        --     dies;
        --     becomes disabled (as that term is defined in the Code); or
        --     in the case of hardship. However, in the case of hardship, the owner can only partially surrender the premium payments and not any earnings.


       Defaulted loans from Code Section 401(a) or 403(b) arrangements, and pledges and assignments of qualified Contracts generally are taxed in the same manner as surrenders from such Contracts.


TAXATION OF DEATH BENEFIT PROCEEDS

       We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

        -- if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or
        -- if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

       For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received which were not includable in gross income.

ANNUITY PAYMENTS

       Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

       The excludable portion of each annuity payment you receive generally will be determined as follows:

        -- FIXED PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

        -- VARIABLE PAYMENTS -- by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.


       The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.


       If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

       If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

       If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

SEPARATE ACCOUNT CHARGES

       It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

POSSIBLE TAX LAW CHANGES

       Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.


       We have the right to modify the Contract to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive, subject to prior approval by the Superintendent of Insurance of the State of New York. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7. ACCESS TO YOUR MONEY

PARTIAL AND COMPLETE SURRENDERS


       During the accumulation period, you can have access to the money in your Contract in several ways:


        --     by making either a partial or complete surrender; or
        --     by taking annuity payments.

       If you want to surrender your Contract completely, you will receive the cash value, which equals the annuity value of your Contract, minus:

        --     any surrender charges (See Section 5, Expenses -- Surrender
               Charge for details);
        --     any loans;
        --     the annual Contract charge; and
        --     any applicable premium taxes.

       The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for surrender at our administrative office, unless you specify a later date in your request.


       No partial surrender is permitted if it would reduce the cash value below $5,000. You may not make partial surrenders from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial surrender from each of the investment choices in proportion to the annuity value.


       Unless we otherwise consent, the minimum amount available each time you request a partial surrender is $500.

       Remember that any partial surrender you make will reduce the annuity value. Under some circumstances, a partial surrender will reduce the death benefit by more than the dollar amount of the partial surrender. See Section 9, Death Benefit, and the SAI for more details.

       Income taxes, federal tax penalties and certain restrictions may apply to any partial or complete surrender you make.

       We must receive a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial surrenders as long as the surrender proceeds are being sent to the address of record. The maximum surrender amount you may request by fax or telephone is $50,000.

       When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

       For your protection, we will require a signature guarantee for:

        --     all requests for partial or complete surrenders over $500,000;
        --     where the partial or complete surrender proceeds will be sent to an address other than the address of record; or
        --     any request for partial or complete surrender within 30 days of an address change.

       All signature guarantees must be made by:

        --     a national or state bank;
        --     a member firm of a national stock exchange; or
        --     any institution that is an eligible guarantor under SEC rules and regulations.

       Notarization is not an acceptable form of signature guarantee.

       If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any surrender. Other restrictions will apply to Section 403(b) qualified Contracts. For more information, call us at 1-800-322-7353 (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time).

DELAY OF PAYMENT AND TRANSFERS

       Payment of any amount due from the separate account for a partial or complete surrender, a death benefit, loans or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

        -- the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
        -- an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
        -- the SEC, by order, permits deferral for the protection of our Contract owners.

       In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

       We reserve the right to defer payment of transfers, partial or complete surrenders, death benefits and loan amounts from the fixed account for up to six months.


       If mandated under applicable law, we may be required to reject a premium payment and/or block a Contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.


SYSTEMATIC PARTIAL SURRENDERS

       During the accumulation period, you can elect to receive regular payments from your Contract without paying surrender charges by using systematic partial surrenders. Unless you specify otherwise, we will deduct systematic partial surrender amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial surrender. You can partially surrender up to 10% of your annuity value annually (or up to 10% of your initial premium payment if a new Contract), in equal monthly, quarterly, semi-annual or annual payments of at least $50. Your initial premium payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial surrender if the annuity value for the entire Contract would be reduced below $5,000. No systematic partial surrenders are permitted from the fixed account without our prior consent.

       There is no charge for taking systematic partial surrenders. You may stop systematic partial surrenders at any time, but we must receive written notice at our administrative office at least 30 days prior to the date systematic partial surrenders are to be discontinued. We reserve the right to discontinue offering systematic partial surrenders 30 days after we send you written notice.


       YOU CAN TAKE SYSTEMATIC PARTIAL SURRENDERS DURING THE ACCUMULATION PERIOD ONLY. ON THE MATURITY DATE, YOU MUST ANNUITIZE THE CONTRACT AND SYSTEMATIC PARTIAL SURRENDER PAYMENTS MUST STOP.

       Income taxes, federal tax penalties and other restrictions may apply to any systematic partial surrender you receive.

CONTRACT LOANS FOR CERTAIN QUALIFIED CONTRACTS

       You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and:

        --     is used in connection with a tax-sheltered annuity plan under
               Section 403(b) of the Code (limit of one Contract loan per Contract year); or
        -- is purchased by a pension, profit-sharing, or other similar plan under Section 401(a) of the Code (including Section 401(k) plans -- please contact your plan administrator).

       The maximum amount you may borrow against the Contract is the lesser of:

        --     50% of the annuity value; or
        --     $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

       The minimum loan amount is $1,000. You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

       The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

       On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid accrued interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

       If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

       You can repay any Contract loan in full:

        --     while the Contract is in force, and
        --     during the accumulation period.

       NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan balance plus interest from:

        --     the amount of any death benefit proceeds;
        --     the amount we pay upon a partial or complete surrender; or
        --     the amount we apply on the maturity date to provide annuity payments.

       You must pay interest on the loan at the rate of 5% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 3%. Principal and interest must be repaid:

        --     in level quarterly or monthly payments over a 5-year period; or
        --     over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

       An extended repayment period cannot go beyond the year you turn 70 1/2.

       If:

        -- a repayment is not received within 31 days from the original due date;

       Then:

        -- a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any surrender charge, will take place.


       This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract not to qualify under Section 401(a) or 403(b) of the Code.


       You may fax your loan request to us at 1-800-322-7361.


       The loan date is the date we process the loan request. For your protection, we will require a signature guarantee for any loan request with 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

8. PERFORMANCE

       We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

       First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense risk charge, the administrative charge, the annual Contract charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

       Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

       Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

       Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

       The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The Similar Sub-Adviser Funds are not available for investment under the Contract.

       Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

PAYMENTS ON DEATH


       We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both the owner and annuitant, and you die during the accumulation period (that is before the maturity date). The beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment.

       If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary's interest within 5 years of the owner's death, and the default option for qualified Contracts is payout over a beneficiary's life expectancy. Please see Alternate Payment Elections Before the Maturity Date on page 43 for details.



       BEFORE THE MATURITY DATE. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:



----------------------------------------------------------------------------------
  PERSON WHO DIES BEFORE MATURITY DATE                    BENEFIT
----------------------------------------------------------------------------------
 If an owner and the annuitant are the    Then, the death benefit proceeds will be
 SAME person, and that person dies:       paid to the beneficiaries, if
                                          alive,(1)(2)(3)(4) or the surviving
                                          spouse may continue the Contract.(5)
----------------------------------------------------------------------------------
 If the surviving spouse who continued    Then, we pay the death benefit proceeds
 the Contract dies:                       to the beneficiaries, if alive,
                                          otherwise to the surviving spouse's
                                          estate.
----------------------------------------------------------------------------------
 If the owner and the annuitant are NOT   Then, the owner becomes the annuitant
 the same person, and an annuitant dies   and the Contract continues.
 first:
----------------------------------------------------------------------------------
 If the owner and the annuitant are NOT   Then, the beneficiary(1)(5)(6)(7) named
 the same person, and an owner dies       by the deceased owner receives the cash
 first:                                   value.
----------------------------------------------------------------------------------


(1) The Code requires that payment to the beneficiaries be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.

(2) If neither the surviving spouse nor any beneficiary is alive on the death report day, then the death benefit proceeds are paid to the owner's estate. If the sole beneficiary was living on the owner/annuitant's date of death, but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate. If the sole beneficiary was living on the owner's date of death but died before the death report day, the death benefit is paid to the owner's estate, not to the beneficiary's estate.


(3) If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant, or over a period that does not exceed such beneficiary's life expectancy (the "distribution period"), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. If such beneficiary dies during the distribution period, we will pay the remaining value of the death benefit proceeds to the contingent beneficiary, if named by the owner. If no contingent beneficiary is named, such payment will be made to the beneficiary's estate.


(4)If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.


(5) If the sole beneficiary is alive and is the deceased owner's surviving spouse at the time of the deceased owner's death, then the Contract will continue with the spouse as the new owner.


(6) If none of the beneficiaries is the deceased owner's surviving spouse, then any living beneficiary must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.


(7) If no beneficiary is alive, the cash value must be distributed to the owner's estate within 5 years of the deceased owner's death.



       Different rules apply if the owner or a beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.



       AFTER THE MATURITY DATE. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 15 and 16. Not all payment options provide for a death benefit.

       If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant's death.


AMOUNT OF DEATH BENEFIT BEFORE THE MATURITY DATE



       The death benefit may be paid as a lump sum, as substantially equal payments while the Contract continues in the accumulation period for a specified number of years, or as annuity payments but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.



       If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit will be the greatest of:


        --     the annuity value of your Contract on the death report day;
        --     the total premium payments you make to the Contract as of the death report day, reduced by partial surrenders; or
        --     the annual step-up: On each Contract anniversary, a new
               "stepped-up" death benefit is determined. The stepped-up death benefit is equal to:
            -- the highest annuity value on any Contract anniversary before the annuitant's 81st birthday, increased for any premium payments you have made and decreased by the adjusted partial surrenders for any partial surrenders we have paid to you, following the Contract anniversary on which the highest annuity value occurs.


       The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due. The death benefit proceeds are not payable after the maturity date.



EFFECT OF ADJUSTED PARTIAL SURRENDER ON ANNUAL STEP-UP DEATH BENEFIT


       When you request a partial surrender, we will reduce the annual step-up death benefit under the Contract by an "adjusted partial surrender."

       A partial surrender will reduce the annual step-up death benefit by the amount of the partial surrender times the ratio of:

        --     the amount of the annual step-up death benefit immediately before the partial surrender, to
        --     the annuity value immediately before the partial surrender.

       We have included a more detailed explanation of this adjustment in the SAI.


       If the annual step-up death benefit is greater than the annuity value prior to the partial surrender, the adjusted partial surrender may be more than the amount of your request. If the annual step-up death benefit is less than the annuity value prior to the partial surrender, the adjusted partial surrender will reduce the death benefit dollar for dollar. For this reason, if a death benefit is paid after you have made a partial surrender, then the total of that partial surrender and the death benefit could be less than the death benefit immediately before you have made a partial surrender.

ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE



       If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:



       1.   within 5 years of the date of an owner's death;


       2. over the beneficiary's lifetime, with payments beginning within one year of the deceased owner's death; or


       3. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments beginning within one year of an owner's death.



       We may use the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death.



       Different rules may apply if the Contract is an IRA.



       Multiple beneficiaries may choose individually among any of these options.



       If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary's proportionate share of the death benefit proceeds becomes the new annuity value. Any payments made to a beneficiary under option 3 will be treated as adjusted partial surrenders. See Effect of Adjusted Partial Surrender on Certain Death Benefits above. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the annuity phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.



       These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the beneficiary on the death of the owner who is not the annuitant. When an owner who is not the annuitant dies, we do not increase the annuity value to equal the death benefit proceeds.


10. OTHER INFORMATION

OWNERSHIP


       You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing at our administrative office. An ownership change may be a taxable event.


ANNUITANT

       The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

BENEFICIARY


       The beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. If an owner who is not the annuitant dies before the annuitant and the beneficiary is not the owner's spouse, the beneficiary will receive the cash value. You may change the beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.


ASSIGNMENT


       You can also assign the Contract any time before the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract, and such assignments may be subject to tax penalties and taxed as distributions under the Code.


AUSA LIFE INSURANCE COMPANY, INC.

       AUSA was incorporated on October 3, 1947 under the name Zurich Life Insurance Company under the laws of New York. AUSA is subject to regulation by the Superintendent of Insurance of New York as well as by the insurance departments of all other states and jurisdictions in which it does business. It is engaged in the business of writing life insurance policies and annuity contracts. AUSA is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. AUSA is licensed to sell insurance in 49 states, including New York, and in the District of Columbia.

THE SEPARATE ACCOUNT


       AUSA established a separate account, called the AUSA Series Annuity Account, under the laws of the State of New York on March 20, 2001. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 42 subaccounts offered through this Contract. AUSA may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by AUSA.

       The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or AUSA.

       The assets of the separate account are held in AUSA's name on behalf of the separate account and belong to AUSA. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business AUSA may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

       Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

EXCHANGES

       You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

VOTING RIGHTS

       AUSA will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTION OF THE CONTRACTS


       AFSG, an affiliate of AUSA, is the principal underwriter of the Contracts. Like AUSA, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.



       AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Fund held for the Contracts as compensation for providing certain recordkeeping services.



       The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., and Transamerica Capital, Inc., and Transamerica Financial Advisors, Inc., all affiliates of AUSA. We will generally pay broker/dealers sales commissions in an amount up to 6% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, grading upward to as much as 0.50% of the annuity value starting in the 12th Contract year. These ongoing commissions are provided when the Contract has an annuity value of $5,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from premium payments. Certain production, persistency and managerial bonuses may also be paid. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with higher ongoing commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.


       To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

       We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

       We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

NON-PARTICIPATING CONTRACT

       The Contract does not participate or share in the profits or surplus earnings of AUSA. No dividends are payable on the Contract.

IMSA


       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at: 202-624-2121.


LEGAL PROCEEDINGS

       AUSA, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on AUSA's ability to meet its obligations under the Contract.

FINANCIAL STATEMENTS

       The financial statements of AUSA are included in the SAI. There are no financial statements for the separate account as of the date of this prospectus.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                    Definitions of Special Terms
                    The Contract -- General Provisions
                    Certain Federal Income Tax Consequences
                    Investment Experience
                    Historical Performance Data
                    Published Ratings
                    Administration
                    Records and Reports
                    Distribution of the Contracts
                    Other Products
                    Custody of Assets
                    Legal Matters
                    Independent Auditors
                    Other Information
                    Financial Statements

Inquiries and requests for an SAI should be directed to:

                    AUSA Life
                    Administrative Office
                    Attention: Annuity Department
                    P.O. Box 9054
                    Clearwater, Florida 33758-9054
                    1-800-322-7353
                    (Monday-Friday 8:00 a.m.-5:00 p.m. Eastern Time)

APPENDIX A

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


       Because the subaccounts available under this Contract commenced operations on January 29, 2002, there is no history of accumulation unit values for the subaccounts.

APPENDIX B

HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


STANDARDIZED PERFORMANCE DATA



       We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance. Because the separate account did not commence operations until January 29, 2002, there is no standardized performance for the subaccounts. We will provide standardized performance in this prospectus when it is available.



       AUSA TRANSAMERICA MONEY MARKET SUBACCOUNT. The yield of the AUSA Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



       OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the AUSA Transamerica subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.


       The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

       The yield and total return calculations for a subaccount are not reduced by any applicable premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

NON-STANDARDIZED PERFORMANCE DATA

       In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

       We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or annuity payments.

       All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

ADJUSTED HISTORICAL PORTFOLIO PERFORMANCE DATA

       We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS (ASSUMING SURRENDER)


       Based on the method of calculation described in the SAI, the adjusted historical average annual total returns of the portfolios for periods from inception of the underlying portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Table 1 below. Although the Contract and the subaccounts did not exist during the periods shown in Table 1, the returns of the portfolios shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.00% for the mortality and expense risk charge, 0.40% for the administrative charge, $30 for the annual Contract charge and the applicable surrender charge. (Based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%.) Charges deducted after the maturity date are not reflected in Table 1. Total returns also assume a complete surrender of the Contract at the end of the period; therefore, the surrender charge is deducted.

                                    TABLE 1
       ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS
                              (ASSUMES SURRENDER)
                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)


----------------------------------------------------------------------------------------------------------------------------
                                                                                            10 YEARS OR
                                                                1 YEAR       5 YEARS      INCEPTION OF THE    PORTFOLIO
                                                                ENDED         ENDED         PORTFOLIO TO      INCEPTION
PORTFOLIO                                                     12/31/2001    12/31/2001       12/31/2001          DATE
----------------------------------------------------------------------------------------------------------------------------
 Transamerica Money Market+(1)                                   (4.77)%       2.63%             2.74%        10/02/1986
------------------------------------------------------------
 AEGON Bond+                                                     (0.75)%       4.31%             4.98%        10/02/1986
------------------------------------------------------------
 Janus Growth+                                                  (36.42)%       7.06%             8.51%        10/02/1986
------------------------------------------------------------
 LKCM Strategic Total Return                                    (10.83)%       4.64%             7.96%        03/01/1993
------------------------------------------------------------
 Van Kampen Emerging Growth                                     (41.36)%      12.58%            15.23%        03/01/1993
------------------------------------------------------------
 Alger Aggressive Growth                                        (24.86)%       9.93%            11.61%        03/01/1994
------------------------------------------------------------
 Federated Growth & Income                                        6.75%       10.46%            10.24%        03/01/1994
------------------------------------------------------------
 Transamerica Value Balanced                                     (6.27)%       4.97%             8.12%        01/03/1995
------------------------------------------------------------
 PBHG/NWQ Value Select                                          (10.46)%       5.31%             6.96%        05/01/1996
------------------------------------------------------------
 American Century International                                 (31.73)%        N/A             (2.84)%       01/02/1997
------------------------------------------------------------
 GE U.S. Equity                                                 (17.42)%        N/A              8.38%        01/02/1997
------------------------------------------------------------
 Third Avenue Value                                              (2.62)%        N/A              8.76%        01/02/1998
------------------------------------------------------------
 Clarion Real Estate Securities                                   2.18%         N/A              1.52%        05/01/1998
------------------------------------------------------------
 Goldman Sachs Growth                                           (22.54)%        N/A             (6.88)%       05/03/1999
------------------------------------------------------------
 Munder Net50                                                   (33.51)%        N/A             (8.93)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Dividend Growth                                  (12.78)%        N/A             (5.03)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Small Cap                                        (18.24)%        N/A              1.26%        05/03/1999
------------------------------------------------------------
 Salomon All Cap                                                 (6.64)%        N/A              9.51%        05/03/1999
------------------------------------------------------------
 PBHG Mid Cap Growth                                            (44.01)%        N/A             (4.97)%       05/03/1999
------------------------------------------------------------
 Dreyfus Mid Cap                                                (12.56)%        N/A              1.89%        05/03/1999
------------------------------------------------------------
 Value Line Aggressive Growth                                   (18.92)%        N/A            (18.15)%       05/01/2000
------------------------------------------------------------
 Great Companies -- America(SM)                                 (20.68)%        N/A             (6.05)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Technology(SM)                              (45.01)%        N/A            (47.39)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Global(2)                                   (25.24)%        N/A            (29.82)%       09/01/2000
------------------------------------------------------------
 Gabelli Global Growth                                          (18.63)%        N/A            (21.14)%       09/01/2000
------------------------------------------------------------
 LKCM Capital Growth                                            (47.03)%        N/A            (37.68)%       12/01/2000
------------------------------------------------------------
 Conservative Asset Allocation                                     N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderate Asset Allocation                                         N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderately Aggressive Asset Allocation                            N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Aggressive Asset Allocation                                       N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 PIMCO Total Return                                                N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Convertible Securities                               N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Janus Balanced                                                    N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Equity+(2)                                        (24.80)%       7.58%            13.43%        02/26/1969
------------------------------------------------------------
 Transamerica Growth Opportunities(3)(4)                           N/A          N/A              2.63%        05/01/2001
------------------------------------------------------------
 Transamerica U.S. Government Securities(5)                      (3.52)%      (1.53)%            4.88%        05/13/1994
------------------------------------------------------------
 J.P. Morgan Enhanced Index(6)                                  (19.20)%        N/A              3.33%        05/02/1997
------------------------------------------------------------
 Capital Guardian Value(7)                                       (2.10)%       0.17%            10.48%        05/27/1993
------------------------------------------------------------
 Capital Guardian U.S. Equity(8)                                (11.30)%        N/A            (10.01)%       10/09/2000
------------------------------------------------------------
 VIP Growth Opportunities Portfolio                             (22.07)%      (2.35)%            5.28%        01/03/1995
------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                    (20.09)%       4.01%            11.36%        01/03/1995
------------------------------------------------------------
 VIP Equity-Income Portfolio+                                   (13.47)%       3.01%            11.59%        10/09/1986
------------------------------------------------------------



 + Ten-year performance data.


(1)Yield more closely reflects the current earnings of the Transamerica Money Market than its total return. An investment in the Transamerica Money Market is not insured or guaranteed by the FDIC. While this portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this portfolio.


(2)The historical financial information for periods prior to May 1, 2002 has been derived form the financial history of the predecessor portfolio, Transamerica Growth Portfolio of Transamerica Variable Insurance Fund, Inc.


(3)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Transamerica Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.


(4)Not annualized


(5)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities of Endeavor Series Trust.


(6)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index of Endeavor Series Trust.


(7)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value of Endeavor Series Trust.


(8)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity of Endeavor Series Trust.

ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS (ASSUMING NO SURRENDER)



       Based on the method of calculation described in the SAI, the adjusted historical average annual total returns of the portfolios, assuming no surrender, for periods from inception of the portfolios to December 31, 2001, and for the one, five and ten-year periods ended December 31, 2001 are shown in Table 2 below. Total returns shown reflect deductions of 1.00% for the mortality and expense risk charge, 0.40% for the administrative charge and $30 for the annual Contract charge. (Based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%.) The adjusted historical average annual total return figures of the portfolios shown in Table 2 are based on the assumption that the Contract is not surrendered; therefore, the surrender charge is not imposed.

                                    TABLE 2
       ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIOS
                             (ASSUMES NO SURRENDER)

                (TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES: 1.40%)


----------------------------------------------------------------------------------------------------------------------------
                                                                                            10 YEARS OR
                                                                1 YEAR       5 YEARS      INCEPTION OF THE    PORTFOLIO
                                                                ENDED         ENDED         PORTFOLIO TO      INCEPTION
PORTFOLIO                                                     12/31/2001    12/31/2001       12/31/2001          DATE
----------------------------------------------------------------------------------------------------------------------------
 Transamerica Money Market(+(1)                                   2.23%        3.34%             2.74%        10/02/1986
------------------------------------------------------------
 AEGON Bond+                                                      6.25%        4.98%             4.98%        10/02/1986
------------------------------------------------------------
 Janus Growth+                                                  (29.42)%       7.66%             8.51%        10/02/1986
------------------------------------------------------------
 LKCM Strategic Total Return                                     (3.83)%       5.30%             7.96%        03/01/1993
------------------------------------------------------------
 Van Kampen Emerging Growth                                     (34.36)%      13.07%            15.23%        03/01/1993
------------------------------------------------------------
 Alger Aggressive Growth                                        (17.86)%      10.47%            11.61%        03/01/1994
------------------------------------------------------------
 Federated Growth & Income                                       13.75%       11.00%            10.24%        03/01/1994
------------------------------------------------------------
 Transamerica Value Balanced                                      0.73%        5.62%             8.29%        01/03/1995
------------------------------------------------------------
 PBHG/NWQ Value Select                                           (3.46)%       5.95%             7.34%        05/01/1996
------------------------------------------------------------
 American Century International                                 (24.73)%        N/A             (1.95)%       01/02/1997
------------------------------------------------------------
 GE U.S. Equity                                                 (10.42)%        N/A              8.95%        01/02/1997
------------------------------------------------------------
 Third Avenue Value                                               4.38%         N/A              9.72%        01/02/1998
------------------------------------------------------------
 Clarion Real Estate Securities                                   9.18%         N/A              2.81%        05/01/1998
------------------------------------------------------------
 Goldman Sachs Growth                                           (15.54)%        N/A             (4.39)%       05/03/1999
------------------------------------------------------------
 Munder Net50                                                   (26.51)%        N/A             (6.36)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Dividend Growth                                   (5.78)%        N/A             (2.62)%       05/03/1999
------------------------------------------------------------
 T. Rowe Price Small Cap                                        (11.24)%        N/A              3.42%        05/03/1999
------------------------------------------------------------
 Salomon All Cap                                                  0.36%         N/A             11.42%        05/03/1999
------------------------------------------------------------
 PBHG Mid Cap Growth                                            (37.01)%        N/A             (2.57)%       05/03/1999
------------------------------------------------------------
 Dreyfus Mid Cap                                                 (5.56)%        N/A              4.04%        05/03/1999
------------------------------------------------------------
 Value Line Aggressive Growth                                   (11.92)%        N/A            (13.44)%       05/01/2000
------------------------------------------------------------
 Great Companies -- America(SM)                                 (13.68)%        N/A             (1.74)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Technology(SM)                              (38.01)%        N/A            (41.19)%       05/01/2000
------------------------------------------------------------
 Great Companies -- Global(2)                                   (18.24)%        N/A            (23.98)%       09/01/2000
------------------------------------------------------------
 Gabelli Global Growth                                          (11.63)%        N/A            (15.50)%       09/01/2000
------------------------------------------------------------
 LKCM Capital Growth                                            (40.03)%        N/A            (30.98)%       12/01/2000
------------------------------------------------------------
 Conservative Asset Allocation                                     N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderate Asset Allocation                                         N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Moderately Aggressive Asset Allocation                            N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Aggressive Asset Allocation                                       N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 PIMCO Total Return                                                N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Convertible Securities                               N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Janus Balanced                                                    N/A          N/A               N/A         05/01/2002
------------------------------------------------------------
 Transamerica Equity+(2)                                        (19.03)%      14.58%            18.25%        02/26/1969
------------------------------------------------------------
 Transamerica Growth Opportunities(3)(4)                           N/A          N/A             10.46%        05/01/2001
------------------------------------------------------------
 Transamerica U.S. Government Securities(5)                       3.84%        4.84%             4.88%        05/03/1994
------------------------------------------------------------
 J.P. Morgan Enhanced Index(6)                                  (13.04)%        N/A              7.69%        05/02/1997
------------------------------------------------------------
 Capital Guardian Value(7)                                       5.36%         6.64%            10.48%        05/27/1993
------------------------------------------------------------
 Capital Guardian U.S. Equity(8)                                 (4.54)%        N/A             (3.15)%       10/09/2000
------------------------------------------------------------
 VIP Growth Opportunities Portfolio                             (16.09)%       1.79%             7.46%        01/03/1995
------------------------------------------------------------
 VIP Contrafund(R) Portfolio                                    (13.96)%       8.42%            13.67%        01/03/1995
------------------------------------------------------------
 VIP Equity-Income Portfolio+                                    (6.84)%       7.38%            11.59%        10/09/1986
------------------------------------------------------------



 +Ten-year performance data.



(1)Yield more closely reflects the current earnings of the Transamerica Money Market than its total return. An investment in the Transamerica Money Market is not insured or guaranteed by the FDIC. While this portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this portfolio.


(2)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Transamerica Growth Portfolio of Transamerica Variable Insurance Fund, Inc.


(3)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Transamerica Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.


(4)Not annualized.


(5)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities of Endeavor Series Trust.


(6)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index of Endeavor Series Trust.


(7)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value of Endeavor Series Trust.


(8)The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity of Endeavor Series Trust.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            AUSA FREEDOM PREMIER(SM)
                                VARIABLE ANNUITY

                                 Issued through
                           AUSA SERIES ANNUITY ACCOUNT

                                   Offered by
                        AUSA LIFE INSURANCE COMPANY, INC.

                             ADMINISTRATIVE OFFICE:
                                 P. O. Box 9054
                         Clearwater, Florida 33758-9054
               PLEASE SEND ALL PREMIUM PAYMENTS, LOAN REPAYMENTS,
          CORRESPONDENCE AND NOTICES TO THE ADMINISTRATIVE OFFICE ONLY.

                                  HOME OFFICE:
                              4 Manhattanville Road
                            Purchase, New York 10577


This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the AUSA Freedom Premier(SM) variable annuity offered by AUSA Life Insurance Company, Inc. You may obtain a copy of the prospectus dated May 1, 2002 by calling 1-800-322-7353 (Monday - Friday 8:00 a.m. - 5:00 p.m. Eastern Time), or by writing to the administrative office, AUSA Life, Annuity Department, P. O. Box 9054, Clearwater, Florida 33758-9054. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.


THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE AUSA SERIES ANNUITY ACCOUNT.



                               DATED: MAY 1, 2002

                                TABLE OF CONTENTS


                                                                          PAGE
DEFINITIONS OF SPECIAL TERMS..........................................      1

THE CONTRACT--GENERAL PROVISIONS......................................      3
     Owner............................................................      3
     Entire Contract..................................................      3
     Misstatement of Age or Gender....................................      3
     Addition, Deletion or Substitution of Investments................      3
     Annuity Payment Options..........................................      4
     Death Benefit....................................................      4
     Assignment.......................................................      7
     Proof of Age, Gender and Survival................................      7
     Non-Participating................................................      7

CERTAIN FEDERAL INCOME TAX CONSEQUENCES ..............................      7
     Tax Status of the Contract.......................................      7
     Taxation of AUSA.................................................      9

INVESTMENT EXPERIENCE.................................................     10
     Accumulation Units...............................................     10
     Accumulation Unit Value..........................................     10
     Annuity Unit Value and Annuity Payment Rates.....................     10

HISTORICAL PERFORMANCE DATA ..........................................     12
     Money Market Yields..............................................     12
     Other Subaccount Yields..........................................     12
     Total Returns....................................................     13
     Other Performance Data...........................................     13
     Advertising and Sales Literature.................................     14

PUBLISHED RATINGS.....................................................     14

ADMINISTRATION........................................................     15

RECORDS AND REPORTS...................................................     15

DISTRIBUTION OF THE CONTRACTS.........................................     15

OTHER PRODUCTS........................................................     15

CUSTODY OF ASSETS.....................................................     15

LEGAL MATTERS.........................................................     16

INDEPENDENT AUDITORS..................................................     16

OTHER INFORMATION.....................................................     16

FINANCIAL STATEMENTS..................................................     16

                          DEFINITIONS OF SPECIAL TERMS

accumulation period                 The period between the Contract date and the
                                    maturity date while the Contract is in
                                    force.

accumulation unit value             An accounting unit of measure we use to
                                    calculate subaccount values during the
                                    accumulation period.

administrative                      Our administrative office and mailing
office                              address is P. O. Box 9054, Clearwater,
                                    Florida 33758-9054 (8550 Ulmerton Road,
                                    Suite 101, Largo, Florida 33771 for
                                    overnight deliveries). Our street address is
                                    570 Carillon Parkway, St. Petersburg,
                                    Florida 33716. Our phone number is
                                    1-800-322-7353. PLEASE SEND ALL PREMIUM
                                    PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE
                                    AND NOTICES TO OUR ADMINISTRATIVE OFFICE AND
                                    MAILING ADDRESS.

age                                 The issue age is the annuitant's age on
                                    his/her birthday immediately preceding the
                                    Contract date. Attained age is the issue age plus the number of completed Contract years.
                                    When we use the term "age" in this SAI, it has the same meaning as "attained age" in the Contract.

annuitant                           The person you named in the application (or
                                    later changed), to receive annuity payments.
                                    The annuitant may be changed as provided in
                                    the Contract's death benefit provisions and
                                    annuity provision.

annuity unit value                  An accounting unit of measure we use to
                                    calculate annuity payments from the
                                    subaccounts after the maturity date.

annuity value                       The sum of the separate account value and
                                    the fixed account value at the end of any
                                    valuation period.

AUSA                                AUSA Life Insurance Company, Inc.
(we, us, our)

beneficiary(ies)                    The person(s) you elect to receive the death
                                    benefit proceeds under the Contract.

cash value                          The annuity value less any applicable
                                    premium taxes and any surrender charge.

Code                                The Internal Revenue Code of 1986, as
                                    amended.

Contract anniversary                The same day in each succeeding Year
                                    as the Contract date. If there is no
                                    day in a calendar year which coincides with
                                    the Contract date, the Contract anniversary
                                    will be the first day of the next month.

Contract date                       Generally, the later of the date on
                                    which the initial premium payment is
                                    received, or the date that the properly
                                    completed application is received, at AUSA's
                                    administrative office. We measure Contract
                                    years, Contract months and Contract
                                    anniversaries from the Contract date.

death benefit proceeds              If an owner who is the annuitant dies
                                    during the accumulation period, the
                                    death benefit proceeds is the amount, if
                                    any, payable under the death benefit option
                                    described in your Contract.

death report day                    The valuation date on which we have received
                                    both proof of death of an owner who is the
                                    annuitant and a beneficiary's election
                                    regarding payment.

fixed account                       An option to which you can direct your
                                    money under the Contract, other than
                                    the separate account. It provides a
                                    guarantee of principal and interest. The
                                    assets supporting the fixed account are held
                                    in the general account.

fixed account value                 During the accumulation period, your
                                    Contract's value in the fixed account.

funds Investment companies which are registered with the U.S. Securities and Exchange
                                    Commission. The Contract allows you to
                                    invest in the portfolios of the funds
                                    through our subaccounts. We reserve the
                                    right to add other registered investment companies to the Contract in the future.

home office                         Our home office address is 4 Manhattanville
                                    Road, Purchase, New York 10577. PLEASE
                                    DO NOT SEND ANY MONEY, CORRESPONDENCE OR
                                    NOTICES TO THIS ADDRESS; PLEASE SEND THEM
                                    TO THE ADMINISTRATIVE OFFICE.

in force Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.

maturity date                       The date on which the accumulation period
                                    ends and annuity payments begin. The
                                    latest maturity date is the annuitant's 90th
                                    birthday.

NYSE                                New York Stock Exchange.
nonqualified Contracts              issued other than in connection with
                                    retirement plans.

owner                               The person(s) entitled to exercise all
(you, your)                         rights under the Contract. The annuitant is
                                    the owner  unless the application
                                    states otherwise, or unless a change of
                                    ownership is made at a later time.

portfolio                           A separate investment portfolio of a fund.

premium payments                    Amounts paid by an owner or on the owner's
                                    behalf to AUSA as consideration for the
                                    benefits provided by the Contract. When
                                    we use the term "premium payment" in this
                                    SAI, it has the same meaning as "net
                                    premium" in the Contract, which means the
                                    premium payment less any applicable premium
                                    taxes.

qualified Contracts                 Contracts issued in connection with
                                    retirement plans that qualify for special
                                    federal income tax treatment under the Code.

separate account                    AUSA Series Annuity Account, a unit
                                    investment trust consisting of subaccounts.
                                    Each subaccount of the separate account
                                    invests solely in shares of a corresponding
                                    portfolio of a fund.

separate account value              During the accumulation period, your
                                    Contract's value in the separate account,
                                    which equals the sum of the values in each
                                    subaccount.

subaccount                          A subdivision of the separate account that
                                    invests exclusively in the shares of a
                                    specified portfolio and supports the
                                    Contracts. Subaccounts corresponding to each
                                    portfolio hold assets under the Contract
                                    during the accumulation period. Other
                                    subaccounts corresponding to each portfolio
                                    will hold assets after the maturity date if
                                    you select a variable annuity payment
                                    option.

surrender                           The termination of a Contract at the option
                                    of the owner.

valuation date/                     Each day on which the NYSE is open for
business day                        trading, except when a subaccount's
                                    corresponding portfolio does not value its
                                    shares. AUSA is open for business on each
                                    day that the NYSE is open. When we use the
                                    term "business day," it has the same meaning
                                    as valuation date.

valuation period                    The period of time over which we determine
                                    the change in the value of the subaccounts
                                    in order to price accumulation units and
                                    annuity units. Each valuation period begins
                                    at the close of normal trading on the NYSE
                                    (currently 4:00 p.m. Eastern Time on each
                                    valuation date) and ends at the close of
                                    normal trading of the NYSE on the next
                                    valuation date.

In order to supplement the description in the prospectus, the following provides additional information about AUSA and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT--GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with AUSA's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.


The owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.


When there is a change of owner, the change will take effect as of the date AUSA accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner cancels any prior choice of owner, but does not change the designation of the beneficiary or the annuitant.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between AUSA and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, AUSA will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or gender. The dollar amount of any underpayment AUSA makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by AUSA due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof AUSA finds satisfactory.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of AUSA, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by AUSA. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of AUSA's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.


Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.


Determination of the First Variable and Fixed Payment. The amount of the first variable and fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries "Annuity 2000" (male, female, and unisex if required by law) Mortality Table with Projection Scale G, and variable rates are based on a 5% effective annual assumed investment return. Neither expenses actually incurred, other than taxes on the investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments after such payments have commenced.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:

               MATURITY DATE            ADJUSTED AGE
               -------------            ------------
               Before 2010              Actual Age
               2010-2019                Actual Age minus 1
               2020-2026                Actual Age minus 2
               2027-2033                Actual Age minus 3
               2034-2040                Actual Age minus 4
               After 2040               As determined by AUSA

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT

Adjusted Partial Surrender. A partial surrender will reduce the amount of your annual step-up death benefit by an amount called the adjusted partial surrender. The reduction depends on the relationship between the annual step-up death benefit and annuity value. The adjusted partial surrender is the amount of a partial surrender times the ratio of [(a) divided by (b)] where:

(a) is the amount of the annual step-up death benefit prior to the excess partial surrender; and

(b)      is the annuity value prior to the excess partial surrender.

THE FOLLOWING EXAMPLES DESCRIBE THE EFFECT OF SURRENDER ON THE ANNUAL STEP-UP DEATH BENEFIT AND ANNUITY VALUE.

                                    EXAMPLE 1
                           (Assumed Facts for Example)


         $75,000  current annual step-up death benefit (ASUDB) before surrender

         $50,000  current annuity value before surrender

         $75,000  current death benefit (larger of annuity value and ASUDB)

              6%  current surrender charge percentage

         $15,000  requested partial surrender

         $10,000  surrender charge-free amount

          $5,000  excess partial surrender-EPS  (amount subject to surrender charge)

         $319.15  surrender charge on EPS = 0.06*(5,319.15)

       $5,319.15  reduction in annuity value due to excess partial surrender = 5000 + 319.15

      $22,978.73  adjusted partial surrender = $15,319.15* (75,000/50,000)

      $52,021.27  new ASUDB (after partial surrender) = 75,000 - 22,978.73

      $34,680.85  new annuity value (after partial surrender) = 50,000 - 15,319.15

SUMMARY:
Reduction in ASUDB               =  $22,978.73
Reduction in annuity value       =  $15,319.15

NOTE: In Example 1, the ASUDB is reduced more than the annuity value since the ASUDB was greater than the annuity value just prior to the partial surrender.


                                    EXAMPLE 2
                           (Assumed Facts for Example)


         $50,000  current annual step-up death benefit (ASUDB) before surrender

         $75,000  current annuity value before partial surrender

         $75,000  current death benefit (larger of annuity value and ASUDB)

              6%  current surrender charge percentage

         $15,000  requested partial surrender

         $11,250  surrender charge-free amount

          $3,750  excess partial surrender-EPS  (amount subject to surrender charge)

         $239.36  surrender charge on EPS = 0.06* (3,989.36)

       $3,989.36  reduction in annuity value due to EPS = 3,750 + 239.36

      $15,239.36  adjusted partial surrender = $15,239.36* (75,000/75,000)

      $34,760.64  new ASUDB (after partial surrender) = 50,000 - 15,239.36

      $59,760.64  new annuity value (after partial surrender) = 75,000 - 11,250 - 3,989.36

SUMMARY:
Reduction in ASUDB                 =  $15,239.36
Reduction in annuity value         =  $15,239.36

NOTE: In Example 2, the ASUDB and annuity value are reduced by the same amount since the annuity value was higher than the ASUDB just prior to the partial surrender.

Death of Owner. Federal tax law requires that if any owner dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or
(3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page 7 for a detailed description of these rules. Other rules may apply to qualified Contracts.


If an owner is not the annuitant and dies before the annuitant:

- if no beneficiary is named and alive on the death report day, the owner's estate will become the new owner. The cash value must be distributed within five years of the former owner's death;

- if the beneficiary is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or

- if the beneficiary is alive and is not the owner's spouse, the beneficiary will become the new owner. The cash value must be distributed either:

         -        within five years of the former owner's death; or


         - over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or


         - over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.



We may use the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

If the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant's spouse who elects to continue the Contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made
(i) for the beneficiary's lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Payments may be made in accordance with the "account-based" method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary's current life expectancy, with payments beginning within one year of the deceased owner's death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page 7.)

If a beneficiary elects to receive the death benefit proceeds under option (1) or (2)(ii) in the preceding paragraph, then we will: (a) allow the beneficiary to make partial surrenders and transfers among the subaccounts and the fixed account during the distribution period; (b) not apply any surrender charge to the total distribution of the Contract; (c) not permit annuitization at the end of the distribution period; and (d) if the beneficiary dies during the distribution period, pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary, unless the Contract is an IRA.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary(ies) during the annuitant's lifetime by sending written notice to us at our administrative office. A beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

ASSIGNMENT

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.


With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.


PROOF OF AGE, GENDER AND SURVIVAL

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

NON-PARTICIPATING

The Contract will not share in AUSA's surplus earnings; no dividends will be paid.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for AUSA's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular subaccounts without being treated as owners of underlying assets."

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate premiums and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total premium payments for any calendar year on behalf of any individual may not exceed $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;

(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA under section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2002 ($3,500 if age 50 or older by the end of 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.


Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the premium payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

TAXATION OF AUSA

AUSA at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, premium payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.       The initial units purchased on the Contract date; plus

2. Units purchased at the time additional premium payments are allocated to the subaccount; plus

3. Units purchased through transfers from another subaccount or the fixed account; minus

4.       Any units that are redeemed to pay for partial surrenders; minus

5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6. Any units that are redeemed to pay the annual Contract charge, any applicable premium taxes and any transfer charge.


The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, currently 4:00 pm Eastern time on each day the NYSE is open.


ACCUMULATION UNIT VALUE

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount, including the value of any dividends or capital gains distribution declared and reinvested by the portfolio during the valuation period. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus

2. The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

3. The accrued amount of reserve for any taxes that are determined by us, subject to prior approval by the Superintendent of Insurance of New York State, to have resulted from the investment operations of the subaccount; divided by

4. The number of outstanding units in the subaccount prior to the purchase or redemption of any units on that date.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.00% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.40% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the separate account annuitization charge that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c)      is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)      is the result of:

         (1) the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

         (2) the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

         (3) a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii) is a factor representing the separate account annuitization charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of a portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.


The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable and Fixed Payment on page 44, which contains a table for determining the adjusted age of the annuitant.


               ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                          AND VARIABLE ANNUITY PAYMENTS

           FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity unit value = ABC

Where:   A =      Annuity unit value for the immediately preceding valuation period.
                  Assume..............................................................................  = $X

         B =      Net investment experience factor for the valuation period for which the annuity unit value is being calculated.
                  Assume................................................................................ = Y

         C =      A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                  Assume................................................................................ = Z

Then, the annuity unit value is:    $ XYZ = $Q

               FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                     FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment =      AB
                                             ---
                                           $1,000

Where:   A =      The annuity value as of the maturity date.
                  Assume.........................................................................  = $X

         B =      The annuity  purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant  according to the tables contained in the Contract.
                  Assume.........................................................................  = $Y

Then, the first monthly variable annuity payment = $XY = $Z
                                                   ---
                                                  1,000

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =    A
                             -
                             B

Where:   A =      The dollar amount of the first monthly variable annuity payment.
                  Assume.........................................................................  =  $X

         B =      The annuity unit value for the valuation date on which the first monthly payment is due.
                  Assume.........................................................................  =  $Y

Then, the number of annuity units =   $X =  Z
                                      --
                                      $Y

                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS


Yield - When available the yield quotation that will be set forth in the prospectus for the AUSA Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the AUSA Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield - When available the effective yield quotation for the AUSA Transamerica Money Market subaccount that will be set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the AUSA Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:


             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) - 1

The effective yield is shown at least to the nearest hundredth of one percent.


Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the surrender charge that may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount. The specific surrender charge percentage applicable to a particular surrender depends on the length of time premium payments have been held under the Contract and whether surrenders have been made previously during that Contract year. (See Expenses--Surrender Charge on page 29 of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the AUSA Transamerica Money Market subaccount and the funds are excluded from the calculation of yield.

The yield on amounts held in the AUSA Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The AUSA Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the AUSA Transamerica Money Market, the types and quality of portfolio securities held by the AUSA Transamerica Money Market and its operating expenses.


OTHER SUBACCOUNT YIELDS


When available, the yield quotations for all of the subaccounts, except the AUSA Transamerica Money Market subaccount, representing the accumulation period that will be set forth in the prospectus will be based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:


                                      a-b
                    YIELD = 2[ ([--------------]+ 1)(6) -1]
                                       cd


Where:  a =  net investment income earned during the period by the corresponding portfolio of a fund attributable to shares owned by the subaccount.

        b =  expenses accrued for the period (net of reimbursement).

        c =  the average daily number of units outstanding during the period.

        d =  the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts, except the AUSA Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The calculations do not take into account any premium taxes (not currently charged in New York) or any transfer or surrender charges.


A surrender charge may be assessed at the time of surrender in an amount ranging up to 7% of the requested amount, with the specific percentage applicable to a particular surrender depending on the length of time premium payments were held under the Contract, and whether surrenders had been made previously during that Contract year. (See Expenses--Surrender Charge on page 28 of the prospectus.)


The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS


When available, the total return quotations that will be set forth in the prospectus for all subaccounts, except the AUSA Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five and ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:


                               P(1 + T)(n) = ERV

Where:   P               =   a hypothetical initial payment of $1,000
         T               =   average annual total return
         n               =   number of years
         ERV             =   ending redeemable value of a
                             hypothetical $1,000 payment made at
                             the beginning of each period at the
                             end of each period.


For purposes of the total return quotations for all of the subaccounts, except the AUSA Transamerica Money Market subaccount, the calculations will take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge, the administrative charge and the $30 annual Contract charge, calculated on the basis of an anticipated average Contract size of $10,000, which translates into a charge of 0.30%. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

OTHER PERFORMANCE DATA

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the surrender charge under the Contract and that the data may be presented for different time periods and for different premium payment amounts.
NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

                                (1 + T)(n) - 1

Where:                   T and n are the same values as above


In addition, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.00%, the administrative charge of 0.40%, and the $30 annual Contract charge (based on an anticipated average Contract size of $10,000, the annual Contract charge translates into a charge of 0.30%). Such data may or may not assume complete surrender of the Contract at the end of the period.


ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of premium payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of premium payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS


We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service, Inc. and Fitch Ratings. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's, and Fitch Ratings provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.


                                 ADMINISTRATION

AUSA performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.


                               RECORDS AND REPORTS


All records and accounts relating to the separate account will be maintained by AEGON/Transamerica Fund Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, AUSA will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. The reports will also show any other information required by the laws or regulations of the state in which the Contract is issued. Contract owners will also receive confirmation of each financial transaction including: premium payments, transfers, partial surrenders, and a complete surrender, and any other reports required by law or regulation.


                          DISTRIBUTION OF THE CONTRACTS


AFSG Securities Corporation ("AFSG"), an affiliate of AUSA, is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). AFSG will not be compensated for its services as principal underwriter of the Contracts.


AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.


The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of AUSA. We will generally pay broker/dealers sales commissions in an amount up to 6% of premium payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, grading upward to as much as 0.50% of the annuity value starting in the 12th Contract year. These ongoing commissions are provided when the Contract has an annuity value of $5,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from premium payments. Certain production, persistency and managerial bonuses may also be paid. Alternatively, compensation schedules may be structured to pay lower compensation amounts on premium payments with higher ongoing commissions starting at an earlier duration. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.


To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

                                 OTHER PRODUCTS

In the future, AUSA may make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS


The assets of the separate account are held by AUSA. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. AEGON Transamerica Fund Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including AUSA. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.


                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and AUSA's right to issue the Contracts under New York insurance law, have been passed upon by Robert F. Colby, Esq., Vice President and Assistant Secretary of AUSA.

                              INDEPENDENT AUDITORS


The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to AUSA for the year ended December 31, 2001. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


There are no financial statements for the separate account as of the date of the prospectus and this SAI.

                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). AUSA's financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for AUSA as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

Because the separate account did not commence operations until January 29, 2002, there are no financial statements for the separate account as of the date of the prospectus and this SAI.

                         Report of Independent Auditors


The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

0110-0237840

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2001 AUSA Life Insurance Company, Inc. changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.

                                            /s/ ERNST & YOUNG LLP

Des Moines, Iowa
February 15, 2002

0110-0237840

                       AUSA Life Insurance Company, Inc.

                       Balance Sheets -- Statutory Basis
                 (Dollars in Thousands, Except per Share Data)


                                                                        DECEMBER 31
                                                                   2001             2000
                                                                ----------------------------
ADMITTED ASSETS
Cash and invested assets:
   Bonds                                                        $ 4,403,548      $ 3,965,483
   Stocks:
      Preferred                                                       4,207            6,789
      Common, at market (cost: $173,440 in 2001 and $128,329
         in 2000)                                                   177,659          129,090
   Mortgage loans on real estate                                    439,685          431,456
      Real estate, at cost less accumulated depreciation              1,009               --
      Policy loans                                                   13,440            3,205
         Short-term notes receivable from affiliates                 71,300          134,200
      Cash and short-term investments                               148,906           43,219
      Other invested assets                                          19,504            9,805
                                                                ----------------------------
Total cash and invested assets                                    5,279,258        4,723,247
Receivable from affiliates                                           30,858            4,782
Premiums deferred and uncollected                                    51,977            6,439
Accrued investment income                                            69,264           62,225
Federal income taxes recoverable                                         --            3,383
Goodwill                                                             12,852               --
Amounts recoverable related to reinsurance ceded                     37,331                3
Other assets                                                         12,470            2,906
Separate account assets                                           6,507,715        6,875,525
                                                                ----------------------------
   Total admitted assets                                        $12,001,725      $11,678,510
                                                                ============================

See accompanying notes.

0110-0237840

                                                                      DECEMBER 31
                                                                  2001          2000
                                                               -------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
      Life                                                     $   375,569   $   160,396
      Annuity                                                    4,039,430     3,842,524
      Accident and health                                           18,295        16,475
   Policy and contract claim reserves:
      Life                                                          66,616         3,227
      Accident and health                                           11,697         8,122
   Liability for deposit type contracts                            127,921       119,274
   Other policyholders' funds                                          659         1,121
Transfers to separate accounts due or accrued                       (6,767)       (5,468)
   Remittances and items not allocated                             123,358        72,542
   Asset valuation reserve                                          49,278        90,589
   Interest maintenance reserve                                     20,112        10,788
   Funds held under coinsurance agreement                          154,722            --
   Payable under assumption reinsurance agreement                   25,899        28,377
   Provision for experience rating refunds                         (11,156)           27
   Other liabilities                                                48,164        16,284
   Federal income taxes payable                                     16,467            --
   Separate account liabilities                                  6,496,580     6,863,726
                                                               -------------------------
Total liabilities                                               11,556,844    11,228,004
Capital and surplus:
   Common stock, $125 par value, 20,000 shares authorized,
     issued, and outstanding: 2001 -- 16,466 shares and
     2000 -- 20,000 shares                                           2,058         2,500
   Preferred stock, $10 par value, 44,175 shares authorized,
     issued and outstanding                                            442            --
   Paid-in surplus                                                 319,180       319,180
   Special surplus funds                                             2,282         2,169
   Unassigned surplus                                              120,919       126,657
                                                               -------------------------
Total capital and surplus                                          444,881       450,506
                                                               -------------------------
Total liabilities and capital and surplus                      $12,001,725   $11,678,510
                                                               =========================

See accompanying notes.

0110-0237840

                       AUSA Life Insurance Company, Inc.
                  Statements of Operations -- Statutory Basis

                             (Dollars in Thousands)


                                                                      YEAR ENDED DECEMBER 31
                                                               2001            2000            1999
                                                            ------------------------------------------
Revenue:
   Premiums and other considerations, net of
      reinsurance:
      Life                                                  $  143,732      $   43,850      $   48,276
      Annuity                                                1,473,146       1,529,202       1,475,991
      Accident and health                                       42,687          30,541          29,748
   Net investment income                                       348,703         330,718         325,049
   Amortization of interest maintenance reserve                    686             544           4,078
   Commissions and expense allowances on reinsurance
      ceded                                                     30,257             453             424
   Separate account fee income                                  53,318          58,734          51,872
   Other income                                                  2,105           1,755           5,531
                                                            ------------------------------------------
                                                             2,094,634       1,995,797       1,940,969
Benefits and Expenses:
   Benefits paid or provided for:
      Life and accident and health benefits                    243,472          32,059          32,871
      Surrender benefits                                     1,456,121       1,631,618       1,937,450
      Other benefits                                            38,826          25,993          21,747
      Increase (decrease) in aggregate reserves for
         policies and contracts:
         Life                                                 (100,418)         22,249          29,016
         Annuity                                               188,999        (109,841)        (71,893)
         Accident and health                                     1,820              43              16
         Other                                                      --           2,362             778
      Increase (decrease) in liability for premium and
         other deposit type funds                                   --         128,146        (122,644)
                                                            ------------------------------------------
                                                             1,828,820       1,732,629       1,827,341
Insurance expenses:
   Commissions                                                 113,754          48,590          50,265
   General insurance expenses                                   59,498          58,850          58,034
   Taxes, licenses and fees                                      1,922           1,771           1,836
   Net transfers to (from) separate accounts                     9,549          69,726         (79,470)
   Other                                                         7,828             (44)            (16)
                                                            ------------------------------------------
                                                               192,551         178,893          30,649
                                                            ------------------------------------------
                                                             2,021,371       1,911,522       1,857,990
                                                            ------------------------------------------
Gain from operations before federal income tax expense
  and net realized capital gains (losses) on investments        73,263          84,275          82,979
Federal income tax expense                                      40,532          20,713           7,976
                                                            ------------------------------------------
Gain from operations before net realized capital gains
  (losses) on investments                                       32,731          63,562          75,003
Net realized capital gains (losses) on investments (net
  of related federal income taxes and amounts
  transferred to interest maintenance reserve)                 (74,452)          1,023          11,471
                                                            ------------------------------------------
Net income (loss)                                           $  (41,721)     $   64,585      $   86,474
                                                            ==========================================

See accompanying notes.

0110-0237840

                       AUSA Life Insurance Company, Inc.

        Statements of Changes in Capital and Surplus -- Statutory Basis
                             (Dollars in Thousands)


                                                                     SPECIAL   UNASSIGNED      TOTAL
                                     COMMON   PREFERRED   PAID-IN    SURPLUS    SURPLUS     CAPITAL AND
                                     STOCK      STOCK     SURPLUS     FUNDS    (DEFICIT)      SURPLUS
                                     ------------------------------------------------------------------
Balance at January 1, 1999           $2,500     $ --      $319,180   $1,827     $(20,261)    $303,246
  Net income                            --        --            --      190       86,284       86,474
  Change in net unrealized capital
    gains/losses                        --        --            --       --       (2,666)      (2,666)
  Change in non-admitted assets         --        --            --       --        8,957        8,957
  Change in liability for
    reinsurance in unauthorized
    companies                           --        --            --       --         (394)        (394)
  Change in asset valuation reserve     --        --            --       --        1,080        1,080
  Net change in separate account
    surplus                             --        --            --       --       (3,202)      (3,202)
                                     ------------------------------------------------------------------
Balance at December 31, 1999         2,500        --       319,180    2,017       69,798      393,495
  Net income                            --        --            --      152       64,433       64,585
  Change in net unrealized capital
    gains/losses                        --        --            --       --         (540)        (540)
  Change in non-admitted assets         --        --            --       --          683          683
  Change in liability for
    reinsurance in unauthorized
    companies                           --        --            --       --          383          383
  Change in asset valuation reserve     --        --            --       --       (7,592)      (7,592)
  Net change in separate account
    surplus                             --        --            --       --         (508)        (508)
                                     ------------------------------------------------------------------
Balance at December 31, 2000         2,500        --       319,180    2,169      126,657      450,506
  Cumulative effect of change in
    accounting principles               --        --            --       --       (1,365)      (1,365)
  Net loss                              --        --            --      113      (41,834)     (41,721)
  Change in net unrealized capital
    gains/losses                        --        --            --       --        2,450        2,450
  Change in non-admitted assets         --        --            --       --           (3)          (3)
  Change in liability for
    reinsurance in unauthorized
    companies                           --        --            --       --      (13,489)     (13,489)
  Change in asset valuation reserve     --        --            --       --       41,311       41,311
  Tax benefits on stock options
    exercised                           --        --            --       --          805          805
  Reinsurance transactions              --        --            --       --        6,500        6,500
  Net change in separate account
    surplus                             --        --            --       --         (113)        (113)
  Exchange of common stock for
    preferred stock                   (442)      442            --       --           --           --
                                     ------------------------------------------------------------------
Balance at December 31, 2001         $2,058     $442      $319,180   $2,282     $120,919     $444,881
                                     ==================================================================

See accompanying notes.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                   Statements of Cash Flow -- Statutory Basis
                             (Dollars in Thousands)


                                                                       YEAR ENDED DECEMBER 31
                                                              2001              2000              1999
                                                          ------------------------------------------------
OPERATING ACTIVITIES:
Premiums and other considerations received, net of
  reinsurance                                             $  1,964,451      $  1,605,067      $  1,569,443
Net investment income received                                 342,428           318,749           343,327
Life and accident and health claims paid                      (207,815)          (33,955)          (34,919)
Surrender benefits and other fund withdrawals paid          (1,456,762)       (1,631,618)       (1,937,450)
Other benefits paid to policyholders                           (39,568)          (25,942)          (21,733)
Commissions, other expenses and other taxes                   (162,075)         (125,571)         (125,507)
Net transfers (to) from separate account                        41,360           (13,323)          131,083
Federal income taxes paid                                      (19,878)          (28,602)           (2,942)
Dividends paid to policyholders                                    (52)               --                --
                                                          ------------------------------------------------
Net cash provided by (used in) operating activities            462,089            64,805           (78,698)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                2,865,488         1,602,375         1,843,152
   Common stocks                                               196,080                --            55,050
   Mortgage loans on real estate                                50,218            76,779           144,620
   Real estate                                                      22            19,110            46,449
   Other                                                         6,791            31,740             3,847
                                                          ------------------------------------------------
                                                             3,118,599         1,730,004         2,093,118
Cost of investments acquired:
   Bonds and preferred stocks                               (3,340,553)       (1,729,272)       (1,588,268)
   Common stocks                                              (273,369)         (128,316)          (55,050)
   Mortgage loans on real estate                               (60,134)          (56,253)         (178,473)
   Real estate                                                  (1,033)             (703)          (27,721)
   Policy loans, net                                           (10,235)               71               (95)
   Other                                                       (10,000)             (228)            7,731
                                                          ------------------------------------------------
                                                            (3,695,324)       (1,914,701)       (1,841,876)
                                                          ------------------------------------------------
Net cash provided by (used in) investing activities           (576,725)         (184,697)          251,242
FINANCING AND MISCELLANEOUS ACTIVITIES
Other cash provided:
   Deposits on deposit type contract funds                       4,077                --                --
   Other sources                                               295,772            88,067            25,528
                                                          ------------------------------------------------
Total other cash provided                                      299,849            88,067            25,528

0110-0237840

                       AUSA Life Insurance Company, Inc.

                             (Dollars in Thousands)


                                                                       YEAR ENDED DECEMBER 31
                                                              2001              2000              1999
                                                          ------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES--(CONTINUED)
Other cash applied:
   Withdrawals on deposit type contract funds                   (4,154)               --                --
   Other applications                                          (75,372)           (6,346)         (177,747)
                                                          ------------------------------------------------
Total other cash applied                                       (79,526)           (6,346)         (177,747)
                                                          ------------------------------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                     220,323            81,721          (152,219)
                                                          ------------------------------------------------
Increase (decrease) in cash and short-term investments         105,687           (38,171)           20,325
Cash and short-term investments at beginning of year            43,219            81,390            61,065
                                                          ------------------------------------------------
Cash and short-term investments at end of year            $    148,906      $     43,219      $     81,390
                                                          ================================================

See accompanying notes.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements -- Statutory Basis
                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

AUSA Life Insurance Company, Inc. (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company (First AUSA), an indirect wholly owned subsidiary of AEGON USA, Inc. (AEGON). Prior to 2001, the Company was 82% owned by First AUSA and 18% owned by Veterans Life Insurance Company, an indirect wholly owned subsidiary of AEGON. AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

NATURE OF BUSINESS

The Company primarily sells fixed and variable annuities, group life coverages, and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

        Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale.

        All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

        Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

        Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

        The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

        Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

        The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

        Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

        Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

        Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

        Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life,

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


        premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

        Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

        Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

        Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

        Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

        Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The Department of Insurance of the State of New York has adopted certain prescribed accounting practices that differ from those found in the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual (NAIC SAP). Specifically, deferred taxes are not

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


recognized by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company's net loss for the year ended December 31, 2001 and capital and surplus at December 31, 2001 between NAIC SAP and practices prescribed or permitted by the Department of Insurance of the State of New York is shown below:

Net loss as presented herein                                   $(41,721)
State prescribed practices                                           --
State permitted practices                                            --
                                                               --------
Net loss, NAIC SAP                                             $(41,721)
                                                               ========
Statutory surplus as presented herein                          $442,381
State prescribed practices:
   Deferred taxes                                                 6,081
State permitted practices                                            --
                                                               --------
Statutory surplus, NAIC SAP                                    $448,462
                                                               ========

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the 1993 reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $2,994, $718, and $261, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

PREMIUMS

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles No. 50, "Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

SEPARATE ACCOUNTS

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan.
0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

RECLASSIFICATIONS

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

2.   ACCOUNTING CHANGES

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,365 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $96 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

3.   CAPITAL STRUCTURE

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

4.   FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

        Investment Securities: Fair values for bonds (including redeemable preferred stocks) are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and preferred stocks are based on quoted market prices.

        Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

        Interest Rate Swaps: Estimated fair values of interest rate swaps are based upon the pricing differential for similar swap agreements.

        Short-Term Notes Receivable from Affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

        Separate Account Assets: The fair values of separate account assets are based on quoted market prices.

        Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

        Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

4.   FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)


The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                           DECEMBER 31
                                                               2001                            2000
                                                    --------------------------      --------------------------
                                                     CARRYING                        CARRYING
                                                      AMOUNT        FAIR VALUE        AMOUNT        FAIR VALUE
                                                    ----------------------------------------------------------
ADMITTED ASSETS:
Cash and short-term investments                     $  148,906      $  148,906      $   43,219      $   43,219
Bonds                                                4,403,548       4,471,576       3,965,483       3,964,478
Preferred stocks                                         4,207           4,146           6,789           6,392
Common stocks                                          177,659         177,659         129,090         129,090
Mortgage loans on real estate                          439,685         467,958         431,456         445,913
Policy loans                                            13,440          13,440           3,205           3,205
Short-term notes receivable from affiliates             71,300          71,300         134,200         134,200
Other invested assets -- interest rate swap                 34          10,633              60           4,542
Separate account assets                              6,507,715       6,516,581       6,875,525       6,879,791
LIABILITIES:
Investment contract liabilities                      4,167,351       4,146,920       3,961,798       3,879,546
Separate account annuity liabilities                 6,372,829       6,363,288       6,809,171       6,787,863

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

5.   INVESTMENTS

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

                                                                   GROSS        GROSS      ESTIMATED
                                                     CARRYING    UNREALIZED   UNREALIZED      FAIR
                                                      AMOUNT       GAINS        LOSSES       VALUE
                                                    -------------------------------------------------
DECEMBER 31, 2001
Bonds:
   United States Government and agencies            $   99,676    $  2,593     $   389     $  101,880
   State, municipal and other government               132,683       4,504         377        136,810
   Public utilities                                    376,928      10,765       3,403        384,290
   Industrial and miscellaneous                      2,671,045      88,595      46,039      2,713,601
   Mortgage-backed and asset-backed securities       1,123,216      24,414      12,635      1,134,995
                                                    -------------------------------------------------
                                                     4,403,548     130,871      62,843      4,471,576
Preferred stocks                                         4,207           8          69          4,146
                                                    -------------------------------------------------
                                                    $4,407,755    $130,879     $62,912     $4,475,722
                                                    =================================================
DECEMBER 31, 2000
Bonds:
   United States Government and agencies            $   53,976    $  1,366     $   274     $   55,068
   State, municipal and other government                98,723       2,014         937         99,800
   Public utilities                                    372,580       7,667       5,711        374,536
   Industrial and miscellaneous                      2,121,814      33,703      50,617      2,104,900
   Mortgage-backed and asset-backed securities       1,318,390      25,584      13,800      1,330,174
                                                    -------------------------------------------------
                                                     3,965,483      70,334      71,339      3,964,478
Preferred stocks                                         6,789          --         397          6,392
                                                    -------------------------------------------------
                                                    $3,972,272    $ 70,334     $71,736     $3,970,870
                                                    =================================================

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

5.   INVESTMENTS--(CONTINUED)


The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                ESTIMATED
                                                                 CARRYING          FAIR
                                                                  AMOUNT          VALUE
                                                                --------------------------
Due in one year or less                                         $  290,072      $  294,896
Due after one year through five years                            2,010,619       2,058,070
Due after five years through ten years                             683,054         681,013
Due after ten years                                                296,587         302,602
                                                                --------------------------
                                                                 3,280,332       3,336,581
Mortgage-backed and asset-backed securities                      1,123,216       1,134,995
                                                                --------------------------
                                                                $4,403,548      $4,471,576
                                                                ==========================

A detail of net investment income is presented below:

                                                                       YEAR ENDED DECEMBER 31
                                                                  2001          2000          1999
                                                                ------------------------------------
Interest on bonds and notes                                     $308,043      $291,370      $290,534
Mortgage loans on real estate                                     35,193        35,501        34,863
Real estate                                                          194           709         7,176
Dividends on common and preferred stocks                             823            --            --
Interest on policy loans                                             746           189            49
Derivative instruments                                             4,864           550        (2,600)
Other investment income                                            7,640        11,268         9,139
                                                                ------------------------------------
Gross investment income                                          357,503       339,587       339,161
Less investment expenses                                           8,800         8,869        14,112
                                                                ------------------------------------
Net investment income                                           $348,703      $330,718      $325,049
                                                                ====================================

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

5.   INVESTMENTS--(CONTINUED)


Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                   2001            2000            1999
                                                                ------------------------------------------
Proceeds                                                        $2,865,488      $1,602,375      $1,843,152
                                                                ==========================================
Gross realized gains                                            $   25,118      $    6,526      $   11,207
Gross realized losses                                              (58,306)        (28,546)        (22,545)
                                                                ------------------------------------------
Net realized gains (losses)                                     $  (33,188)     $  (22,020)     $  (11,338)
                                                                ==========================================

Gross realized losses include $40,103 related to losses recognized on other than temporary declines in market values of bonds.

At December 31, 2001, investments with an aggregate carrying amount of $4,364 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                              REALIZED
                                                                ------------------------------------
                                                                       YEAR ENDED DECEMBER 31
                                                                  2001          2000          1999
                                                                ------------------------------------
Bonds                                                           $(33,188)     $(22,020)     $(11,338)
Common stocks                                                    (34,553)           --            --
Preferred stocks                                                    (207)           --            --
Short-term investments                                                (2)           --           373
Mortgage loans on real estate                                     (1,489)          209         1,161
Real estate                                                           (2)        1,690         2,463
Other invested assets                                               (726)          (81)        9,407
                                                                ------------------------------------
                                                                 (70,167)      (20,202)        2,066
Federal income tax effect                                          6,793         5,313         3,474
Transfer (to) from interest maintenance reserve                  (11,078)       15,912         5,931
                                                                ------------------------------------
Net realized capital gains (losses) on investments              $(74,452)     $  1,023      $ 11,471
                                                                ====================================

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

5.   INVESTMENTS--(CONTINUED)


                                                                     CHANGES IN UNREALIZED
                                                                --------------------------------
                                                                     YEAR ENDED DECEMBER 31
                                                                 2001        2000         1999
                                                                --------------------------------
Debt securities                                                 $ (418)     $(1,302)     $(2,065)
Common stock                                                     3,458          773           --
Mortgage loans on real estate                                     (288)         (11)        (560)
Other invested assets                                             (302)          --           --
Derivative instruments                                              --           --          (41)
                                                                --------------------------------
Change in net unrealized capital gains/losses                   $2,450      $  (540)     $(2,666)
                                                                ================================

Gross unrealized gains (losses) in common stocks were as follows:

                                                                    DECEMBER 31
                                                                 2001         2000
                                                                --------------------
Unrealized gains                                                $12,812      $ 3,632
Unrealized losses                                                (8,593)      (2,871)
                                                                --------------------
Net unrealized gains                                            $ 4,219      $   761
                                                                ====================

During 2001, the Company issued mortgage loans with interest rates ranging from 6.4% to 8.5%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 78%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2001, the Company had mortgage loans with a carrying value of $824 with interest more than 180 days overdue. Total interest overdue on the loans was $63.

During 2001, 2000, and 1999, there were $-0-, $-0-, and $17,959, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 2001 and 2000, the Company held a

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

5.   INVESTMENTS--(CONTINUED)


mortgage loan loss reserve in the AVR of $31,221 and $34,607, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

GEOGRAPHIC DISTRIBUTION               DECEMBER 31
-----------------------             2001       2000
---------------------------------------------------
South Atlantic                       31%        31%
E. North Central                     16         12
Pacific                              13         15
Mid-Atlantic                         11         12
Mountain                             10         11
W. South Central                     10         10
New England                           4          3
W. North Central                      3          3
E. South Central                      2          3

PROPERTY TYPE DISTRIBUTION            DECEMBER 31
--------------------------          2001       2000
---------------------------------------------------
Office                               35%        35%
Retail                               22         21
Industrial                           22         20
Medical                               7         10
Agricultural                          7          8
Apartment                             4          5
Other                                 3          1

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                NOTIONAL AMOUNT
                                                              -------------------
                                                                  DECEMBER 31
                                                                2001       2000
                                                              -------------------
Derivative securities:
  Interest rate swaps:
     Receive fixed -- pay floating                            $224,700   $212,188
     Receive floating -- pay fixed                              61,090     55,000

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

6.   REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                                          YEAR ENDED DECEMBER 31
                                                                   2001            2000            1999
                                                                ------------------------------------------
Direct premiums                                                 $1,544,041      $1,601,477      $1,548,392
Reinsurance assumed                                                467,764           4,504           8,301
Reinsurance ceded                                                 (352,240)         (2,388)         (2,678)
                                                                ------------------------------------------
Net premiums earned                                             $1,659,565      $1,603,593      $1,554,015
                                                                ==========================================

The Company received reinsurance recoveries in the amounts of $39,901, $2,900, and $2,983 during 2001, 2000, and 1999, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $467,111 and $91,388, respectively.

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 2001 and 2000, the Company owed MONY $25,899 and $28,377, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the
0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

6.   REINSURANCE--(CONTINUED)


business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2001 was $1,428.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus.

7.   INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                      YEAR ENDED DECEMBER 31
                                                                 2001         2000          1999
                                                                ----------------------------------
Income tax expense computed at the federal statutory rate
  (35%).....................................................    $25,642      $29,496      $ 29,043
Deferred acquisition costs -- tax basis.....................        758          554           864
Depreciation................................................          9           25           (11)
Dividends received deduction................................     (4,579)      (3,294)       (3,152)
Investment income items.....................................     (3,020)      (2,688)       (2,110)
Net operating loss carryforward.............................         --           --       (11,389)
Prior year under (over) accrual.............................      3,456       (1,707)         (609)
Reinsurance transactions....................................      2,275           --            --
Tax reserve valuation.......................................     16,281         (189)         (794)
All other adjustments.......................................       (290)      (1,484)       (3,866)
                                                                ----------------------------------
Federal income tax expense..................................    $40,532      $20,713      $  7,976
                                                                ----------------------------------
                                                                ----------------------------------

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

7.   INCOME TAXES--(CONTINUED)


Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 5 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2001). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company utilized a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. An examination of 1996 and 1997 is currently in process.

8.   POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

8.   POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                              DECEMBER 31
                                                                  2001                           2000
                                                        -------------------------      -------------------------
                                                                         PERCENT                        PERCENT
                                                          AMOUNT         OF TOTAL        AMOUNT         OF TOTAL
                                                        --------------------------------------------------------
Subject to discretionary withdrawal with market
  value adjustment                                      $ 1,189,014         11%        $ 1,001,674          9%
Subject to discretionary withdrawal at book value
  less surrender charge                                   1,053,472         10           1,021,799         10
Subject to discretionary withdrawal at market value       3,868,695         37           4,248,191         39
Subject to discretionary withdrawal at book value
  (minimal or no charges or adjustments)                  2,171,750         20           2,166,625         20
Not subject to discretionary withdrawal                   2,338,240         22           2,427,496         22
                                                        -------------------------      -------------------------
                                                         10,621,171        100%         10,865,785        100%
                                                                           ===                            ===
Less reinsurance ceded                                       77,057                         90,006
                                                        -----------                    -----------
Total policy reserves on annuities and deposit fund
  liabilities                                           $10,544,114                    $10,775,779
                                                        ===========                    ===========

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2001, 2000 and 1999 is as follows:

                                                           GUARANTEED   NON-GUARANTEED
                                                            SEPARATE       SEPARATE
                                                            ACCOUNT        ACCOUNT         TOTAL
                                                           ----------------------------------------
Premiums, deposits and other considerations for the year
   ended December 31, 2001                                 $  142,549     $  912,082     $1,054,631
                                                           ========================================
Reserves at December 31, 2001 for separate accounts with
   assets at:
   Fair value                                              $2,075,015     $3,698,038     $5,773,053
   Amortized cost                                             603,563             --        603,563
                                                           ----------------------------------------
Total                                                      $2,678,578     $3,698,038     $6,376,616
                                                           ========================================

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

8.   POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)


                                                           GUARANTEED   NON-GUARANTEED
                                                            SEPARATE       SEPARATE
                                                            ACCOUNT        ACCOUNT         TOTAL
                                                           ----------------------------------------
Premiums, deposits and other considerations for the year
   ended December 31, 2000                                 $  107,736     $  946,851     $1,054,587
                                                           ========================================
Reserves at December 31, 2000 for separate accounts with
   assets at:
   Fair value                                              $2,128,266     $4,123,157     $6,251,423
   Amortized cost                                             561,167             --        561,167
                                                           ----------------------------------------
Total                                                      $2,689,433     $4,123,157     $6,812,590
                                                           ========================================
Premiums, deposits and other considerations for the year
   ended December 31, 1999                                 $  205,834     $1,002,770     $1,208,604
                                                           ========================================
Reserves at December 31, 1999 for separate accounts with
   assets at:
   Fair value                                              $1,925,973     $4,310,332     $6,236,305
   Amortized cost                                             562,682             --        562,682
                                                           ----------------------------------------
Total                                                      $2,488,655     $4,310,332     $6,798,987
                                                           ========================================

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                                             GUARANTEED      NON-GUARANTEED
                                                              SEPARATE          SEPARATE
                                                              ACCOUNT           ACCOUNT            TOTAL
                                                             ----------------------------------------------
DECEMBER 31, 2001
Subject to discretionary withdrawal with market value
   adjustment                                                $  394,054        $       --        $  394,054
Subject to discretionary withdrawal at book value less
   surrender charge                                             209,509                --           209,509
Subject to discretionary withdrawal at market value             176,291         3,698,038         3,874,329
Not subject to discretionary withdrawal                       1,898,724                --         1,898,724
                                                             ----------------------------------------------
                                                             $2,678,578        $3,698,038        $6,376,616
                                                             ==============================================

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

8.   POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)


                                                             GUARANTEED      NON-GUARANTEED
                                                              SEPARATE          SEPARATE
                                                              ACCOUNT           ACCOUNT            TOTAL
                                                             ----------------------------------------------
DECEMBER 31, 2000
Subject to discretionary withdrawal with market value
  adjustment                                                 $  351,352        $       --        $  351,352
Subject to discretionary withdrawal at book value less
  surrender charge                                              209,815                --           209,815
Subject to discretionary withdrawal at market value             128,454         4,123,157         4,251,611
Not subject to discretionary withdrawal                       1,999,812                --         1,999,812
                                                             ----------------------------------------------
                                                             $2,689,433        $4,123,157        $6,812,590
                                                             ==============================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                    YEAR ENDED DECEMBER 31
                                                               2001          2000         1999
                                                            --------------------------------------
Transfers as reported in the summary of operations of the
   separate accounts annual statement:
      Transfers to separate accounts                        $ 1,054,653   $1,046,503   $ 1,207,636
      Transfers from separate accounts                       (1,042,802)    (978,630)   (1,290,346)
                                                            --------------------------------------
Net transfers to (from) separate accounts                        11,851       67,873       (82,710)
Other adjustments                                                (2,302)       1,853         3,240
                                                            --------------------------------------
Net transfers as set forth herein                           $     9,549   $   69,726   $   (79,470)
                                                            ======================================

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

8.   POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)

premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

                                                                 GROSS        LOADING         NET
                                                                ------------------------------------
DECEMBER 31, 2001
Life and annuity:
  Ordinary direct first year business                           $  7,909      $  608       $   7,301
  Ordinary direct renewal business                                60,208       1,036          59,172
  Group life direct business                                         769         297             472
  Credit life                                                        104          --             104
  Reinsurance ceded                                               (8,342)         --          (8,342)
                                                                ------------------------------------
                                                                  60,648       1,941          58,707
Accident and health:
  Direct                                                          29,461          --          29,461
  Reinsurance ceded                                              (36,191)         --         (36,191)
                                                                ------------------------------------
Total accident and health                                         (6,730)         --          (6,730)
                                                                ------------------------------------
                                                                $ 53,918      $1,941       $  51,977
                                                                ====================================
DECEMBER 31, 2000
Life and annuity:
  Ordinary direct first year business                           $    514      $  375       $     139
  Ordinary direct renewal business                                 6,266       1,037           5,229
  Group life direct business                                         891         362             529
  Credit life                                                         84          --              84
  Reinsurance ceded                                                  (15)         --             (15)
                                                                ------------------------------------
                                                                   7,740       1,774           5,966
Accident and health:
  Direct                                                             534          --             534
  Reinsurance ceded                                                  (61)         --             (61)
                                                                ------------------------------------
Total accident and health                                            473          --             473
                                                                ------------------------------------
                                                                $  8,213      $1,774       $   6,439
                                                                ====================================

At December 31, 2001 and 2000, the Company had insurance in force aggregating $20,743,481 and $387,310, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $16,692 and $1,175 to cover these deficiencies at December 31, 2001 and 2000, respectively.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

9.   CAPITAL AND SURPLUS

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities is $44,238.

10.   SECURITIES LENDING

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $181,782 and $95,382, respectively.

11.   RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2001, 2000, and 1999 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.
0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

11.   RETIREMENT AND COMPENSATION PLANS--(CONTINUED)


Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $-0-, $8, and $10 of expense for the years ended December 31, 2001, 2000, and 1999, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2001, 2000, and 1999.

12.   RELATED PARTY TRANSACTIONS

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $6,725, $6,095, and $6,940, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $335, $510, and $485, respectively, to affiliates.

13.   COMMITMENTS AND CONTINGENCIES

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $546,598 and $233,347 at December 31, 2001 and 2000, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with 0110-0237840

                       AUSA Life Insurance Company, Inc.

                               December 31, 2001
                 (Dollars in Thousands, Except per Share Data)

13.   COMMITMENTS AND CONTINGENCIES--(CONTINUED)


interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2001, the Company has pledged invested assets with a carrying value and market value of $65,099 and $65,319, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(415), $48, and $46 for the years ended December 31, 2001, 2000, and 1999, respectively.

14.   MANAGING GENERAL AGENTS

For the year ended December 31, 2001 and 2000, the Company had $32,773 and $44,100, respectively, of direct premiums written by managing general agents. 0110-0237840

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments -- Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                                AMOUNT AT
                                                                                                  WHICH
                                                                                              SHOWN IN THE
TYPE OF INVESTMENT                                             COST(1)        FAIR VALUE      BALANCE SHEET
-----------------------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
   United States Government and government agencies
      and authorities                                         $   99,928      $  102,149       $   99,928
   States, municipalities and political subdivisions             334,896         338,623          334,896
   Foreign governments                                            89,661          92,584           89,661
   Public utilities                                              376,928         384,290          376,928
   All other corporate bonds                                   3,502,135       3,553,930        3,502,135
Preferred stock                                                    4,207           4,146            4,207
                                                              ---------------------------------------------
Total fixed maturities                                         4,407,755       4,475,722        4,407,755
EQUITY SECURITIES
Common stocks:
   Industrial, miscellaneous and all other                       181,282         177,659          177,659
                                                              ---------------------------------------------
Total equity securities                                          181,282         177,659          177,659
Mortgage loans on real estate                                    439,685                          439,685
Real estate                                                        1,009                            1,009
Policy loans                                                      13,440                           13,440
Other invested assets                                             19,504                           19,504
Cash and short-term investments                                  148,906                          148,906
                                                              ----------                       ----------
Total investments                                             $5,211,581                       $5,207,958
                                                              ==========                       ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III

                                                                                               BENEFITS,
                                                                                                 CLAIMS
                            FUTURE POLICY              POLICY AND                    NET       LOSSES AND     OTHER
                            BENEFITS AND    UNEARNED    CONTRACT      PREMIUM     INVESTMENT   SETTLEMENT   OPERATING
                              EXPENSES      PREMIUMS   LIABILITIES    REVENUE      INCOME*      EXPENSES    EXPENSES
                            -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,
  2001
Individual life              $  372,398      $   --      $66,191     $  140,874    $ 31,879    $  114,650   $ 71,775
Individual health                10,109       3,445        1,316         16,925       1,130        12,769      4,723
Group life and health             6,566       1,346       10,806         28,620         575        22,970     13,959
Annuity                       4,039,430          --           --      1,473,146     315,119     1,678,431     92,545
                            -----------------------------------------------------------------------------------------
                             $4,428,503      $4,791      $78,313     $1,659,565    $348,703    $1,828,820   $183,002
                            -----------------------------------------------------------------------------------------
                            -----------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 2000
Individual life              $  157,018      $   --      $ 2,760     $   40,543    $ 18,001    $   30,331   $  7,926
Individual health                10,295       3,540        4,179         17,032       1,378        10,534      5,268
Group life and health             5,090         928        4,405         16,818         796        12,352      4,241
Annuity                         686,560          --            5      1,529,200     310,543     1,679,412     91,732
                            -----------------------------------------------------------------------------------------
                             $  858,963      $4,468      $11,349     $1,603,593    $330,718    $1,732,629   $109,167
                            -----------------------------------------------------------------------------------------
                            -----------------------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 1999
Individual life              $  134,505      $   --      $ 4,137     $   44,556    $ 18,835    $   42,058   $  4,616
Individual health                10,504       3,245        4,721         18,313       1,178        10,135      5,444
Group life and health             5,574         751        4,331         15,155         631        10,921      3,732
Annuity                         796,401          --            5      1,475,991     304,405     1,764,227     96,327
                            -----------------------------------------------------------------------------------------
                             $  946,984      $3,996      $13,194     $1,554,015    $325,049    $1,827,341   $110,119
                            -----------------------------------------------------------------------------------------
                            -----------------------------------------------------------------------------------------

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

0110-0237840

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV

                                                                         ASSUMED                      PERCENTAGE OF
                                                         CEDED TO          FROM                          AMOUNT
                                           GROSS          OTHER           OTHER            NET           ASSUMED
                                           AMOUNT       COMPANIES       COMPANIES        AMOUNT          TO NET
                                         --------------------------------------------------------------------------
YEAR ENDED
   DECEMBER 31, 2001
Life insurance in force                  $2,646,826    $130,478,557    $196,232,341    $68,400,610        286.9%
                                         ==========================================================================
Premiums:
   Individual life                       $   37,338    $    298,368    $    401,904    $   140,874        285.3%
   Individual health                         16,624             196             497         16,925          2.9
   Group life and health                     81,304          53,202          63,518         28,620        221.9
   Annuity                                1,471,775             474           1,845      1,473,146           .1
                                         --------------------------------------------------------------------------
                                         $1,544,041    $    352,240    $    467,764    $ 1,659,565         28.2%
                                         ==========================================================================
YEAR ENDED
   DECEMBER 31, 2000
Life insurance in force                  $2,445,468    $     68,370    $    314,257    $ 2,691,355         11.7%
                                         ==========================================================================
Premiums:
   Individual life                       $   38,889    $        613    $      2,267    $    40,543          5.6%
   Individual health                         16,675             209             566         17,032          3.3
   Group life and health                     17,827           1,039              30         16,818          0.2
   Annuity                                1,528,086             527           1,641      1,529,200          0.1
                                         --------------------------------------------------------------------------
                                         $1,601,477    $      2,388    $      4,504    $ 1,603,593          0.3%
                                         ==========================================================================
YEAR ENDED
   DECEMBER 31, 1999
Life insurance in force                  $1,961,414    $     46,900    $    356,083    $ 2,270,597         15.7%
                                         ==========================================================================
Premiums:
   Individual life                       $   42,163    $        565    $      2,958    $    44,556          6.6%
   Individual health                         17,912             182             583         18,313          3.2
  Group life and health                      16,176             882            (139)        15,155         (0.9)
   Annuity                                1,472,141           1,049           4,899      1,475,991          0.3
                                         --------------------------------------------------------------------------
                                         $1,548,392    $      2,678    $      8,301    $ 1,554,015          0.5%
                                         ==========================================================================

0110-0237840

AUSA Series Annuity Account

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24.         Financial Statements and Exhibits
                 ---------------------------------
                 (a)       Financial Statements

                           The financial statements for AUSA Life Insurance Company, Inc. ("AUSA") are included in Part B. There are no financial statements for the AUSA Series Annuity Account, as the separate account has not yet commenced operations.

                  (b)      Exhibits


                           (1) Resolution of the Board of Directors of AUSA establishing the separate account 1/

                           (2)      Not Applicable

                           (3)      Distribution of Contracts

                                    (a)      Principal Underwriting Agreement
                                             2/
                                    (b)      Form of Broker/Dealer Supervisory
                                             and Service Agreement 2/

                           (4)      (a)      Specimen Flexible Payment Variable
                                             Accumulation Deferred Annuity
                                             Contract (WL18NY) 2/
                                    (b)      Individual Retirement Annuity
                                             Endorsement (END00101NY) 1/
                                    (c)      Tax-Sheltered Annuity Endorsement
                                             (EA125NY) 1/
                                    (d)      Endorsement - Contract Loan
                                             Provisions - 403(b) (EA126NY) 1/
                                    (e)      Endorsement - Dollar Cost
                                             Averaging (EA DCANY) 1/
                                    (c)      Endorsement - Asset Rebalancing
                                             Program (EA ARNY) 1/
                                    (d)      Roth Individual Retirement Annuity
                                             Endorsement (EA123NY) 1/
                                    (e)      Qualified Plan Endorsement
                                             (END00102NY) 1/
                                    (f)      Endorsement - Contract Loan
                                             Provisions - 401 (END094NY) 1/

                           (5) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract 2/

                           (6)      (a)      Certificate of Incorporation of
                                             AUSA 3/
                                    (b)      Amended and Restated By-Laws of
                                             AUSA 3/

                           (7)       Not Applicable

                           (8)      (a)      Participation Agreement Among
                                             Variable Insurance Products Fund,
                                             Fidelity Distributors Corporation
                                             and AUSA dated August 31, 2000 4/
                                    (b)      Second Amendment dated May 1, 2001
                                             to Participation Agreement -
                                             Variable Insurance Products Fund 5/
                                    (c)      Participation Agreement Among
                                             Variable Insurance Products Fund
                                             II, Fidelity Distributors
                                             Corporation and AUSA dated August
                                             31, 2000 4/
                                    (d)      Second Amendment dated May 1, 2001
                                             to Participation Agreement -
                                             Variable Insurance Products Fund 5/
                                    (e)      Third Amendment dated July 2, 2001
                                             to Participation Agreement -
                                             Variable Insurance Products Fund II
                                             6
                                    (f)      Participation Agreement Among
                                             Variable Insurance Products Fund
                                             III, Fidelity Distributors
                                             Corporation and AUSA dated August
                                             31, 2000 4/

                                    (g)      Second Amendment dated May 1, 2001
                                             to Participation Agreement -
                                             Variable Insurance Products Fund
                                             III 5/

                           (9) Opinion and Consent of Robert F. Colby, Esq. as to Legality of Securities Being Registered 2/

                           (10)     (a)      Written Consent of Sutherland
                                             Asbill & Brennan LLP (b) Written
                                             Consent of Ernst & Young LLP

                           (11)     Not Applicable

                           (12)     Not Applicable

                           (13) Schedules for Computation of Performance Quotations 7/

                           (14)     Not Applicable

                           (15)     Powers of Attorney 2/ 8/

-------------------------------------


1/ This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated June 18, 2001 (File No. 333-63218) and is incorporated herein by reference.

2/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated January 11, 2002 (File No. 333-63218) and is incorporated herein by reference.

3/ This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form S-6 dated October 20, 1997 (File No. 33-86696) and is incorporated herein by reference.

4/ This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 dated April 18, 2001 (File No. 333-38343) and is incorporated herein by reference.

5/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated May 25, 2001 (File No. 333-61654) and is incorporated herein by reference.

6/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 dated July 13, 2001 (File No. 333-61654) and is incorporated herein by reference.

7/ This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.

8/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 dated April 17, 2002 (File No. 333-61654) and is incorporated herein by reference.

Item 25.  Directors and Officers of the Depositor

Name                                  Principal Business Address             Position and Offices with Depositor
----                                  --------------------------             -----------------------------------
Tom A. Schlossberg                              (1)                         Chairman of the Board and President
Marc C. Abrahms                       375 Willard Avenue                     Director
                                      Newington, Connecticut 06111

William Brown, Jr.                    14 Windward Avenue                     Director
                                      White Plains, New York 10605

Patrick S. Baird                                       (2)                   Vice President and Chief Financial Officer

William L. Busler                                      (2)                   Director and Vice President

James T. Byrne, Jr.                   1301 Avenue of the Americas            Director
                                      8th Floor
                                      New York, New York 10019

Jack R. Dykhouse                      2705 Brown Trail, Suite 302            Director and Vice President
                                      Bedford, Texas 76021

Steven E. Frushtick                   500 Fifth Avenue                       Director
                                      New York, New York 10110

Mark W. Mullin                                         (1)                   Director
--------------
Peter P. Post                         415 Madison Avenue                     Director
                                      New York, New York 10017

Cor H. Verhagen                       51 JFK Parkway                         Director
                                      Short Hills, New Jersey 07078

E. Kirby Warren                       P. O. Box 146, Laurel Road             Director
                                      Tuxedo Park, New York 10987-0146

Colette F. Vargas                                      (1)                   Director and Chief Actuary

Robert F. Colby                                        (1)                   Director,  Vice  President,  Assistant  Secretary
                                                                             and Counsel

Robert S. Rubinstein                  100 Manhattanville Road                Director, Vice President and Assistant
                                      Purchase, New York 10577-2135          Secretary

Brenda K. Clancy                                       (2)                   Treasurer

Craig D. Vermie                                        (2)                   Secretary

-------------------------
(1)      4 Manhattanville Road, Purchase, New York 10577
(2)      4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant.


VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (52.27%)
    AEGON Nederland N.V. (Netherlands) (100%)
    AEGON Nevak Holding B.V. (Netherlands) (100%)
    AEGON Derivatives N.V. (Netherlands) (100%)
    Transamerica Corporation and subsidiaries (DE) (100%)
    AEGON DMS Holding B.V. (Netherlands) (100%)
       JC Penney Financial & Marketing Services Group Ltd. (Korea) (100%) JC Penney Direct Marketing Services Japan K.K. (Japan) (100%) Canadian Premier Holdings Ltd (Canada) (100%)
           Canadian Premier Life Insurance Company (Canada) (100%)
           Legacy General Insurance Company (Canada) (100%)
       Cornerstone International Holdings Ltd (UK) (100%)
           Cornerstone International Marketing Ltd (UK) (100%)
           Stonebridge International Insurance Ltd (UK) (100%)
       JC Penney Direct Asia Pacific Pty Ltd (Australia) (100%) JC Penney Direct Service Asia Pacific Pty Ltd (Australia) (100%) JC Penney Insurance Marketing Asia Pacific Pty Ltd (Australia) (100%)

AEGON INTERNATIONAL N.V. (Netherlands) (100%)
 The AEGON Trust - voting trust - (Advisory Board: - Donald J. Shepard, Joseph B. M. Streppel,
 Dennis Hersch) (DE) (100%)
   AEGON U.S. Holding Corporation (DE) (100%)
    CORPA Reinsurance Company (NY) (100%)
    AEGON Management Company (IN) (100%)
    Short Hills Management Company (NJ) (100%)
    AEGON U.S. Corporation (IA) (100%)
      Commonwealth General Corporation and subsidiaries (DE) (100%)
      AEGON USA, Inc. (IA) (100%)
      RCC North America LLC (DE) (100%)
        Transamerica Holding Company, L.L.C. (DE) (100%)
           Veterans Life Insurance Company (IL) (100%)
                Peoples Benefit Services, Inc. (PA) (100%)
           Transamerica Life Insurance Company (IA) (100%)
                Professional Life & Annuity Insurance Company (AZ) (100%)
                AEGON Financial Services Group, Inc. (MN) (100%)
                  AEGON Assignment Corporation of Kentucky (KY) (100%)
                  AEGON Assignment Corporation (IL) (100%)
                  Transamerica Financial Institutions, Inc. (MN) (100%)
           AEGON Funding Corp. (DE) (100%)
           AEGON USA Investment Management, LLC (IA) (100%)
           First AUSA Life Insurance Company - insurance holding co. (MD) (100%)
             AUSA Life Insurance Company, Inc. - insurance (NY) (100%)
             United Financial Services, Inc. (MD) (100%)
             Monumental General Casualty Company (MD) (100%)
             Bankers Financial Life Insurance Company (AZ) (100%)
             The Whitestone Corporation (MD) (100%)
             Cadet Holding Corp. (IA) (100%)
             Monumental General Life Insurance Co. of Puerto Rico (PR) (51%)
             Iowa Fidelity Life Insurance Company (AZ) (100%)
             Southwest Equity Life Insurance Company (AZ) (100%)
             Life Investors Insurance Company of America - insurance (IA) (100%)
                Apple Partners of Iowa, L.L.C. (IA) (100%)
                Life Investors Alliance LLC (DE) (100%)
             Western Reserve Life Assurance Co. of Ohio - insurance (OH) (100%)
                WRL Insurance Agency, Inc. (CA) (100%)
                  WRL Insurance Agency of Alabama, Inc. (AL) (100%)
                  WRL Insurance Agency of Massachusetts, Inc. (MA) (100%)
                  WRL Insurance Agency of Nevada, Inc. (NV) (100%
                  WRL Insurance Agency of Wyoming, Inc. (WY) (100%)
                AEGON Equity Group, Inc. (FL) (100%)
                AEGON/Transamerica Fund Services, Inc. - transfer agent (FL) (100%)
                AEGON/Transamerica Fund Advisers, Inc. - investment adviser (FL) (100%)
                World Financial Group Insurance Agency, Inc. (CA) (100%)
                  World Financial Group Insurance Agency of Alabama, Inc. (AL) (100%)
                  World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)
                  World Financial Group Insurance Agency of Massachusetts, Inc. (MA) (100%)
                  World Financial Group Insurance Agency of Nevada, Inc. (NV) (100%)
                  World Financial Group Insurance Agency of New Mexico (NM) (100%)
                  World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)
                  WFG Property & Casualty Insurance Agency, Inc. (GA) (100%)
                     WFG Property & Casualty Insurance Agency of Alabama, Inc. (AL) (100%)
                     WFG Property & Casualty Insurance Agency of California, Inc. (CA) (100%)
                     WFG Property & Casualty Insurance Agency of of Mississippi, Inc. (MS) (100%)
                     WFG Property & Casualty Insurance Agency of Nevada, Inc. (NV) (100%)

                     WFG Property & Casualty Insurance Agency of Wyoming, Inc. (WY) (100%)
        AUSA Holding Company - holding company (MD) (100%)
          AEGON USA Investment Management, Inc. - investment adviser (IA) (100%)
          AEGON USA Securities, Inc. - broker-dealer (IA) (100%)
          Transamerica Capital, Inc. (CA) (100%)
          Universal Benefits Corporation - third party administrator (IA) (100%)
          Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
          Massachusetts Fidelity Trust Company - trust company (IA) (100%)
          Roundit, Inc. (MD) (50%)
          Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
          Diversified Investment Advisors, Inc. - investment adviser (DE) (100%)
            Diversified Investors Securities Corp. - broker-dealer  (DE) (100%)
            George Beram & Company, Inc. (MA) (100%)
          Creditor Resources, Inc. - credit insurance  (MI) (100%)
            Premier Solutions Group, Inc. (MD) (100%)
            CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) 100%)
          Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
            ORBA Insurance Services, Inc. (CA) (40.15%)
            ADB Corporation, L.LC. (DE) (100%)
            AEGON USA Travel and Conference Services, LLC (IA) (100%)
            Great Companies, L.L.C. (IA) (30%)
          Zahorik Company, Inc. - broker-dealer  (CA) (100%)
            ZCI, Inc. (AL) (100%)
            Zahorik Texas, Inc. (TX) (100%)
          Monumental General Insurance Group, Inc. - holding company  (MD) (100%)
            Monumental General Mass Marketing, Inc. - marketing (MD) (100%)
            Trip Mate Insurance Agency, Inc. (KS) (100%)
            Monumental General Administrators, Inc. (MD) (100%)
              National Association Management and Consultant Services, Inc. (MD) (100%)
            AEGON Asset Management Services, Inc. (DE) (100%)
              World Group Securities, Inc. (DE) (100%)
              World Financial Group, Inc. (DE) (100%)
            InterSecurities, Inc. - broker-dealer  (DE) (100%)
            Idex Investor Services, Inc. - shareholder services  (FL) (100%)
            Idex Management, Inc. - investment adviser  (DE) (100%)
            AEGON USA Realty Advisors Inc. - real estate investment services  (IA) (100%)
              QSC Holding, Inc. (DE) (100%)
              Realty Information Systems, Inc. - information systems for real estate investment management  (IA) (100%)
              AEGON USA Real Estate Services, Inc. (DE) (100%)

Item 27. Number of Contract Owners

         As of March 31, 2002, there were no Contract owners.

Item 28. Indemnification

         Provisions exist under the New York Code and the Amended and Restated By-Laws of AUSA whereby AUSA may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                        NEW YORK BUSINESS CORPORATION LAW

SECTION 722.      AUTHORIZATION FOR INDEMNIFICATION OF DIRECTORS AND OFFICERS

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, this testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnify for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                           Amended and Restated Bylaws

                                   ARTICLE II

                          DIRECTORS AND THEIR MEETINGS

         SEC.7. Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney's fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter of controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


   Item 29.       Principal Underwriter

                  (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, , Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; and Separate Account VA-2LNY of Transamerica Life Insurance Company of New York.


                  (b)      Directors and Officers of AFSG

                                      Principal Business
                                      ------------------
    Name                                    Address          Position and Offices with Underwriter
    ----                                    -------          -------------------------------------
    Larry N. Norman                           (1)            Director and President

    Anne M. Spaes                             (1)            Director and Vice President

    Lisa A. Wachendorf                        (1)            Director, Vice President and Chief Compliance
                                                             Officer

    John K. Carter                            (2)            Vice President

    William G. Cummings                       (2)            Vice President

    Thomas R. Moriarty                        (2)            Vice President

    Christopher G. Roetzer                    (2)            Vice President

    Michael V. Williams                       (2)            Vice President

    Frank A. Camp                             (1)            Secretary

    Priscilla I. Hechler                      (2)            Assistant Vice President and Assistant Secretary

    Thomas E. Pierpan                         (2)            Assistant Vice President and Assistant Secretary

    Darin D. Smith                            (1)            Vice President and Assistant Secretary

    Teresa L. Stolba                          (1)            Assistant Compliance Officer

    Emily Bates                               (3)            Assistant Treasurer

    Clifton W. Flenniken                      (4)            Assistant Treasurer


     --------------------------------------
(1)      4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2)      570 Carillon Parkway, St. Petersburg, Florida 33716-1202
(3)      400 West Market Street, Louisville, Kentucky 40202
(4)      1111 North Charles Street, Baltimore, Maryland 21201

                  (c)    Compensation to Principal Underwriter


---------------------------------------------------------------------------------------------------------------
                                      NET UNDERWRITING
 NAME OF PRINCIPAL                      DISCOUNTS AND         COMPENSATION         BROKERAGE
     UNDERWRITER                         COMMISSIONS          ON REDEMPTION        COMMISSIONS     COMMISSIONS
---------------------------------------------------------------------------------------------------------------
AFSG Securities Corporation                   0                      0                  0                  0
---------------------------------------------------------------------------------------------------------------



   Item 30.       Location of Accounts and Records


                  All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through AUSA at its administrative office, 570 Carillon Parkway, St. Petersburg, Florida 33716.


   Item 31.       Management Services


                  Not Applicable


   Item 32.       Undertakings


                  AUSA hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA.

                  Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

                  Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

                  Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.          Section 403(b)(11) Representation


                  Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 18th day of April, 2002.



                               AUSA SERIES ANNUITY ACCOUNT
                               (Registrant)


                               By:  /s/ Tom A. Schlossberg
                                    --------------------------------------
                                 Tom A. Schlossberg */
                                                    -
                                 Chairman of the Board and President of
                                 AUSA Life Insurance Company, Inc.


                               AUSA LIFE INSURANCE COMPANY, INC.
                               (Depositor)

                               By:  /s/ Tom A. Schlossberg
                                   ---------------------------------------
                                 Tom A. Schlossberg */
                                                    -
                                 Chairman of the Board and President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                      Title                              Date
---------                                      -----                              ----
/s/ Tom A. Schlossberg                  Chairman of the Board                    April 18, 2002
---------------------------------       and President
Tom A. Schlossberg */
                   -


/s/ Marc C. Abrahms                     Director                                 April 18, 2002
---------------------------------
Marc C. Abrahms */
                -


/s/ William Brown, Jr.                  Director                                 April 18, 2002
---------------------------------
William Brown, Jr. */
                   -


/s/ Patrick S. Baird                    Vice President and                       April 18, 2002
----------------------------------      Chief Financial Officer
Patrick S. Baird */
                 -


/s/ William L. Busler                   Director and Vice President              April 18, 2002
----------------------------------
William L. Busler */
                  -

/s/ James T. Byrne, Jr.                 Director                                 April 18, 2002
-----------------------------------
James T. Byrne, Jr. */

/s/ Jack R. Dykhouse                    Director and Vice President              April 18, 2002
-----------------------------------
Jack R. Dykhouse */

Steven E. Frushtick                     Director                                 April 18, 2002
-----------------------------------
Steven E. Frushtick */


/s/ Mark W. Mullin                      Director                                 April 18, 2002
-----------------------------------
Mark W. Mullin */


/s/ Peter P. Post                       Director                                 April 18, 2002
-----------------------------------
Peter P. Post */


/s/ Cor H. Verhagen                     Director                                 April 18, 2002
------------------------------------
Cor H. Verhagen */


/s/ E. Kirby Warren                     Director                                 April 18, 2002
------------------------------------
E. Kirby Warren */


/s/ Colette F. Vargas                   Director and Chief Actuary               April 18, 2002
------------------------------------
Colette F. Vargas */


/s/ Robert F. Colby                     Director, Vice President and             April 18, 2002
-------------------------------------   Assistant Secretary
Robert F. Colby */


/s/ Robert S. Rubinstein                Director, Vice President and             April 18, 2002
-------------------------------------   and Assistant Secretary
Robert S. Rubinstein */


/s/ Brenda K. Clancy                    Treasurer                                April 18, 2002
-------------------------------------
Brenda K. Clancy */


*/s/ John K. Carter
------------------------
Signed by John K. Carter
As Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.                 DESCRIPTION OF EXHIBIT


24(b)(10)(a)                Written Consent of Sutherland Asbill and Brennan LLP

24(b)(10)(b)                Written Consent of Ernst & Young LLP